HAWAIIAN TAX-FREE TRUST

                 Supplement to the prospectus
      for Class A and Class C shares dated July 31, 1996

The following material is added to "Highlights":

     Class A Shares and Class C Shares of the Trust are only offered for sale in certain states. (See "How to Invest in the Trust.") If shares of the Trust are sold outside those states the Trust may be required to redeem them. If your state of residence is not Hawaii, the dividends from the Trust may be subject to income taxes of the state in which you reside.
Accordingly, you should consult your tax adviser before acquiring shares of the Trust.

The following material is added to "How to Invest in the Trust":

     At the date of this supplement, Class A Shares and Class C Shares of the Trust are available only in the following states: Hawaii, Alaska, Arizona, California, Connecticut, District of Columbia, Florida, Idaho, Illinois, Maryland, Massachusetts (Class A Shares only), New Jersey,
New York, Oregon, Texas. Virginia and Washington. If you do not reside in one of these states you should not purchase shares of the Trust. If shares are sold outside of these states the Trust can redeem them. Such a redemption may result in a loss to you and may have tax consequences.
In addition, if your state of residence is not Hawaii, the dividends from the Trust may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of the Trust.

       The date of this supplement is December 27, 1996

                    Hawaiian Tax-Free Trust
                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                         800-228-4227
                         212-697-6666

Prospectus
Class A Shares
Class C Shares                                      July 31, 1996

     The Trust is a mutual fund whose objective is to seek to provide as high a level of current income exempt from Hawaiian State and regular Federal income taxes as is consistent with preservation of capital by investing primarily in obligations which pay interest exempt from Hawaiian State and Federal income taxes. These obligations must, at the time of purchase, either be rated within the four highest credit ratings (considered as investment grade) assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, be determined to be of comparable quality by the Trust's investment adviser, Hawaiian Trust Company, Limited.

     This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust datedJuly 31, 1996, (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to Administrative Data Management Corp., the Trust's Shareholder Servicing Agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the Trust and its management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in the Prospectus. Only when you have read both the Prospectus and the Additional Statement are all material facts about the Trust available to you.

     SHARES OF THE TRUST ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY HAWAIIAN TRUST COMPANY, LTD. (THE "ADVISER"), BANK OF HAWAII, ITS BANK OR NON-BANK AFFILIATES OR BY ANY OTHER BANK. SHARES OF THE TRUST ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     AN INVESTMENT IN THE TRUST INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      FOR PURCHASE, REDEMPTION OR ACCOUNT INQUIRIES CONTACT
THE TRUST'S TRANSFER AGENT: ADMINISTRATIVE DATA MANAGEMENT CORP.
           581 MAIN STREET, WOODBRIDGE, NJ 07095-1104
           CALL 800-228-4228 TOLL FREE OR 908-855-5731
           FOR GENERAL INQUIRIES & YIELD INFORMATION,
           CALL 800-228-4227 TOLL FREE OR 212-697-6666

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

                           HIGHLIGHTS

     Hawaiian Tax-Free Trust, founded by Aquila Management Corporation in 1984 and one of the Aquilasm Group of Funds, is an open-end mutual fund which invests primarily in tax-free municipal bonds, the kind of obligations issued by the State of Hawaii, its counties and various other local authorities to finance such long-term projects as schools, roads, hospitals, housing and harbor facilities throughout Hawaii. (See "Introduction.")

     Tax-Free Income - The municipal obligations in which the Trust invests pay interest which is exempt from both regular Federal and State of Hawaii income taxes. Dividends paid by the Trust from this income are likewise free of both such taxes. It is, however, possible that in certain circumstances, a small portion of the dividends paid by the Trust will be subject to income taxes. In addition, the Federal alternative minimum tax ("AMT") may apply to some investors, but its impact will be limited, since not more than 20% of the Trust's net assets can be invested in obligations paying interest which is subject to this tax. The receipt of exempt-interest dividends from the Trust may result in some portion of social security payments or railroad retirement benefits being included in taxable income. Capital gains distributions, if any, are taxable. (See "Dividend and Tax Information.")

     Investment Grade - The Trust will acquire only those municipal obligations which, at the time of purchase, are within the four highest credit ratings assigned by Moody's Investors Service, Inc., or Standard & Poor's Corporation, or are determined by the Adviser to be of comparable quality. In general there are nine separate credit ratings, ranging from the highest to the lowest credit ratings for municipal obligations. Obligations within the top four ratings are considered "investment grade," but those in the fourth rating may have speculative characteristics as well. (See "Investment of the Trust's Assets.")

     Initial Investment - You may open your account with any purchase of $1,000 or more or by opening an Automatic Investment Program which makes purchases of $50 or more each month. See the Application, which is in the back of the Prospectus. (See "How to Invest in the Trust," which includes applicable sales charge information.)

     Additional Investments - You may make additional investments at any time and in any amount, directly, or if in an amount of $50 or more, through the convenience of having your investment electronically transferred from your financial institution account into the Trust by Automatic Investment or Telephone Investment. (See "How to Invest in the Trust.")

     Alternative Purchase Plans - The Trust provides two alternative ways for individuals to invest. (See "Alternative Purchase Plans.") One way permits individual investors to pay distribution and certain service charges principally at the time they purchase shares; the other way permits investors to pay such costs over a period of time, but without paying anything at time of purchase, much as goods can be purchased on an installment plan. For this purpose the Trust offers the following classes of shares, which differ in their expense levels and sales charges:

     *Front-Payment Class Shares ("Class A Shares") are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 4.0% of the public offering price, with lower rates for larger purchases. (See "How to Purchase Class A Shares.") Class A Shares are subject to an asset retention service fee under the Trust's Distribution Plan at the rate of 0.20 of 1% of the average annual net assets represented by the Class A Shares. (See "Distribution Plan.")

     *Level-Payment Class Shares ("Class C Shares") are offered to anyone at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares. (See "Distribution Plan" and " Shareholder Services Plan for Class C Shares.") Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge ("CDSC") ; this charge is 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. (See "Alternative Purchase Plans," "Computation of the Holding Periods for Class C Shares" and "How to Purchase Class C Shares.")

     The Trust also issues Institutional Class Shares ("Class Y
Shares") that are sold only to certain institutional investors.
Class Y Shares are not offered by this Prospectus.

     Monthly Income - Dividends are declared daily and paid monthly. At your choice, dividends are paid by check mailed to you, directly deposited into your financial institution account or automatically reinvested without sales charge in additional shares of the Trust at the then-current net asset value. Specific classes of shares will have different dividend amounts due to their particular expense levels. (See "Dividend and Tax Information.")

     Many Different Issues - You have the advantages of a portfolio which consists of over 260 separate issues with different maturities. (See "Investment of the Trust's Assets.")

     Local Portfolio Management - Hawaiian Trust Company, Limited serves as the Trust's Investment Adviser, providing experienced local professional management. It is a subsidiary of Bank of Hawaii, was founded in 1898 and is the oldest and largest trust company in Hawaii, administering approximately $12 billion in client assets, including investment authority over $1 billion in Hawaiian municipal bonds. The Trust pays monthly fees to its Adviser and to its Administrator at an aggregate rate of 0.40% of average annual net assets. (See "Table of Expenses" and "Management Arrangements.")

     Redemptions - Liquidity - You may redeem any amount of your account on any business day at the next determined net asset value by telephone, FAX or mail request, with proceeds being sent to a predesignated financial institution, if you have elected Expedited Redemption. Proceeds will be wired or transferred through the facilities of the Automated Clearing House, wherever possible, upon request, if in an amount of $1,000 or more, or will be mailed. For these and other redemption procedures see "How to Redeem Your Investment." There are no penalties or redemption fees for redemption of Class A Shares. However, there is a contingent deferred sales charge with respect to certain Class A Shares which have been purchased in amounts of $1 million or more (see " Purchase of $1 Million or More"). If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a Contingent Deferred Sales Charge ("CDSC") at the rate of 1%. (See "Alternative Purchase Plans" - "Class C Shares.")

     Certain Stabilizing Measures - The Trust will employ such traditional measures as varying maturities, upgrading credit standards for portfolio purchases, broadening diversification and increasing its position in cash, in an attempt to protect against declines in the value of its investments and other market risks. (See "Certain Stabilizing Measures.")

     Other Investments - The Trust may purchase certain taxable short-term investments. Although it has no present intention of doing so, the Trust may also, to a limited degree, buy and sell futures contracts and options on futures contracts. (See
"Investment of the Trust's Assets.")

     Exchanges - You may exchange Class A or Class C Shares of the Trust into corresponding classes of shares of other Aquila-sponsored tax-free municipal bond mutual funds or two equity funds. You may also exchange them into shares of the Aquila-sponsored money market funds. The exchange prices will be the respective net asset values of the shares. (See "Exchange Privilege.")

     Risks and Special Considerations - The share price, determined on each business day, varies with the market prices of the Trust's portfolio securities, which fluctuate with market conditions including prevailing interest rates. Accordingly, the proceeds of redemptions may be more or less than your original cost. (See "Factors Which May Affect the Value of the Trust's Investments and Their Yields.") The Trust's assets, being primarily or entirely Hawaiian issues, are subject to economic and other conditions affecting Hawaii. (See " Risk Factors and Special Considerations Regarding Investment in Hawaiian Obligations.") Moreover, the Trust is classified as a "non-diversified" investment company, because it may choose to invest in the obligations of a relatively limited number of issuers. (See "Investment of the Trust's Assets.") The Trust may also, to a limited degree, buy and sell futures contracts and options on futures contracts, although since inception the Trust has not done so and has no present intention to do so. There may be risks associated with these practices. (See "Certain Stabilizing Measures.")

     Statements and Reports - You will receive statements of your account monthly as well as each time you add to your account or take money out. Additionally, you will receive a Semi-Annual Report and an audited Annual Report.


                      HAWAIIAN TAX-FREE TRUST
                         TABLE OF EXPENSES


SHAREHOLDER TRANSACTION EXPENSES
                                                       Class A        Class C
                                                       Shares         Shares
Maximum Sales Load Imposed on Purchases 4.00%          None
(as a percentage of offering price)
Maximum Sales Load Imposed on Reinvested Dividends     None           None
Deferred Sales Load                                    None(1)       1.00%(2)
Redemption Fees                                        None           None
Exchange Fee                                           None           None

ANNUAL TRUST OPERATING EXPENSES(3)
(as a percentage of average net assets)
Investment Advisory Fee                                0.14%          0.14%
12b-1 fees (Service Fee)                               0.20%          0.75%
All other Expenses(4)                                  0.39%          0.64%
     Administration Fee                            0.26%          0.26%
     Service Fee                                   None           0.25%
     Other Expenses(4)                             0.13%          0.13%
Total Trust Operating Expenses(4)                      0.73%          1.53%

Example(5)
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                         1 year         3 years        5 years        10 years
Class A Shares           $47            $62            $79            $127
Class C Shares
     With complete
      redemption at
      at end of period   $26            $48            $83            $141(6)
     With no redemp-
      tion               $16            $48            $83            $141(6)




(1)Certain shares purchased in transactions of $1 million or more without a sales charge may be subject to a contingent deferred sales charge of up to 1% upon redemption during the first four years after purchase. See "Purchases of $1 Million or More."

(2)A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares (or on the original price, whichever is lower) if redeemed during the first 12 months after purchase.

(3)Estimated based upon amounts incurred by the Trust during its most recent fiscal year. During that period, only Class A Shares were outstanding.

(4)Does not reflect a 0.01% expense offset in custodian fees received for uninvested cash balances. Reflecting this offset, other expenses, all other expenses, and total Trust operating expenses for Class A Shares were 0.12%, 0.38%, and 0.72%, respectively; for Class C Shares, these expenses would have been 0.12%, 0.63%, and 1.52%, respectively.

(5)The expense example is based upon the above shareholder transaction expenses (in the case of Class A Shares, this includes a sales charge of $40 for a $1,000 investment) and annual Trust operating expenses. It is also based upon amounts at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less total operating expenses; the expense ratio was applied to an assumed average balance (the year's starting investment plus one-half the year's results). Each figure represents the cumulative expenses so determined for the period specified.

(6)Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares.


THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST
OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL MUTUAL FUNDS USE THE 5% RATE FOR PURPOSES OF PREPARING THE ABOVE EXAMPLE. THE EXAMPLE ALSO REFLECTS THE MAXIMUM SALES CHARGE. (SEE "HOW TO INVEST IN THE TRUST")

The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. The assumed 5% annual return should not be interpreted as a prediction of an actual return, which may be higher or lower.




THE FOLLOWING HISTORICAL FINANCIAL INFORMATION APPLIES ONLY TO
SHARES OF THE TRUST WHICH HAVE BEEN DESIGNATED CLASS A SHARES, UPON
ADOPTION OF THE CLASS STRUCTURE DESCRIBED IN THE PROSPECTUS.
SIMILAR INFORMATION DOES NOT EXIST FOR CLASS C SHARES.


                     HAWAIIAN TAX-FREE TRUST
                      FINANCIAL HIGHLIGHTS
          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

     The following table of Financial Highlights as it relates to the five years ended March 31, 1996 has been audited by KPMG Peat
Marwick LLP, independent auditors, whose report thereon is included in the Trust's financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes. On October 24, 1989, Aquila Management Corporation, originally the Trusts Sub-Adviser and
Administrator, became Administrator only.




                              Year ended March 31,
                         1996           1995           1994           1993

Net Asset Value,
 Beginning
 of Year                 $11.13         $11.19         $11.60         $11.10
Income from
Investment Operations:
 Net investment
 income                  0.61           0.62           0.63           0.68
Net gain (loss) on
 securities (both
 realized and
 unrealized)..........   0.18           (0.01)         (0.38)         0.50
Total from Investment
 Operations...........   0.79           0.61           0.25           1.18
Less Distributions:
 Dividends from net
 investment income       (0.61)         (0.62)         (0.63)         (0.68)
Distributions from
capital gains              -            (0.05)         (0.03)           -
Total Distributions...   (0.61)         (0.67)         (0.66)         (0.68)
Net Asset Value,
End of Year...........   $11.31         $11.13         $11.19         $11.60
Total Return (not
reflecting sales
charge)                  7.16%          5.75%          2.01%          10.98%
Ratios/Supplemental
Data
 Net Assets,
 End of Year (in
 thousands)             $659,925      $642,556         $640,465       $597,828
Ratio of Expenses
 to Average Net
 Assets                  0.72%          0.75%          0.74%          0.71%
Ratio of Net
 Investment
 Income to Average
 Net Assets...........   5.32%          5.65%          5.46%          5.92%
Portfolio Turnover
Rate..................   28%            33%            16%            11%

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and the expense offset in custodian fees for uninvested cash balances would have been:

Net Investment
 Income                  $0.61          $0.62          $0.63          $0.68
Ratio of Expenses
 to Average Net
 Assets                  0.73%          0.77%          0.76%          0.73%
Ratio of Net
Investment Income
to Average Net
Assets................   5.31%          5.63%          5.44%          5.90%




          1992     1991     1990     1989     1988     1987     1986

         $10.85   $10.78   $10.60   $10.60   $11.14   $11.02    $9.54
           0.71     0.72     0.74     0.75     0.75     0.77     0.85
           0.25     0.07     0.18      -     (0.54)     0.13     1.46
           0.96     0.79     0.92     0.75     0.21     0.90     2.31
         (0.71)   (0.72)   (0.74)   (0.75)   (0.75)   (0.78)    (0.83)
            -        -        -        -        -        -         -
         (0.71)   (0.72)   (0.74)   (0.75)   (0.75)   (0.78)    (0.83)
         $11.10   $10.85   $10.78   $10.60   $10.60    $11.1    $11.02
          9.15%    7.62%    8.88%    7.23%    2.18%    8.52%    25.37%
       $475,469 $397,258 $336,503 $254,098 $224,321 $192,462   $90,709
          0.70%    0.71%    0.73%    0.78%    0.77%    0.85%     0.61%
          6.44%    6.68%    6.80%    7.02%    7.06%    6.88%     7.80%
            16%      27%       7%      19%      34%      20%       32%
          $0.71    $0.72    $0.74    $0.75    $0.75    $0.77     $0.80
          0.72%    0.73%    0.80%    0.80%    0.78%    0.87%     1.07%
          6.42%    6.67%    6.75%    7.00%    7.04%    6.86%     7.33%




                          INTRODUCTION

     The Trust's shares are designed to be a suitable investment for individuals, corporations, institutions and fiduciaries who seek income exempt from regular Federal and Hawaiian State income taxes.

     You may invest in shares of the Trust as an alternative to direct investments in Hawaiian Obligations, as defined below, which may include obligations of certain non-Hawaiian issuers. The Trust offers you the opportunity to keep assets fully invested in a vehicle that provides a professionally managed portfolio of Hawaiian Obligations which may, but not necessarily will, be more diversified, higher yielding or more stable and more liquid than you might be able to obtain on an individual basis by direct purchase of Hawaiian Obligations. In some cases, the portfolio may also contain taxable investments. Through the convenience of a single security consisting of shares of the Trust, you are also relieved of the inconvenience associated with direct investments of fixed denominations, including the selecting, purchasing, handling, monitoring call provisions and safekeeping of Hawaiian Obligations.

     Hawaiian Obligations are a type of municipal obligation. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The two principal classifications of municipal obligations are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less while municipal bonds have extended maturities. Municipal notes include: project notes, which sometimes carry a U.S. Government guarantee; tax anticipation notes; revenue anticipation notes; bond anticipation notes; construction loan notes and floating and variable rate demand notes. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment. The purposes for which municipal obligations are issued include the construction of a wide range of public facilities such as highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities.

                INVESTMENT OF THE TRUST'S ASSETS

     In seeking its objective of providing as high a level of current income which is exempt from both Hawaiian State and regular Federal income taxes as is consistent with the preservation of capital, the Trust will invest primarily in Hawaiian Obligations (as defined below). There is no assurance that the Trust will achieve its objective, which is a fundamental policy of the Trust. (See "Investment Restrictions.") The Trust may also invest in Taxable Short-Term Obligations (as defined below). Although it has no present intention of doing so, it may purchase and sell futures contracts on municipal bond indices and on U.S. Government securities and may write and purchase put and call options on these contracts (see below).

     As used in the Prospectus and the Additional Statement, the term "Hawaiian Obligations" means obligations, including those of certain non-Hawaiian issuers, of any maturity which pay interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from Hawaiian State and regular Federal income taxes. Although exempt from regular Federal income tax, interest paid on certain types of Hawaiian Obligations, and dividends which the Trust might pay from this interest, are preference items as to the Federal alternative minimum tax; for further information, see "Dividend and Tax Information." As a fundamental policy, at least 80% of the Trust's net assets will be invested in Hawaiian Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Trust can invest up to 20% of its net assets in obligations which are subject to the Federal alternative minimum tax. The Trust may refrain entirely from purchasing these types of Hawaiian Obligations. (See "Dividend and Tax Information.")

     The non-Hawaiian bonds or other obligations the interest on which is exempt under present law from Hawaiian State and regular Federal income taxes are those issued by or under the authority of Guam, Northern Mariana Islands, Puerto Rico and the Virgin Islands. As a Hawaii-oriented trust, at least 65% of the Trust's total assets will be invested in Hawaiian Obligations of Hawaiian issuers.

     In general, there are nine separate credit ratings, ranging from the highest to the lowest quality standards for municipal obligations. So that the Trust will have a portfolio of quality-oriented (investment grade) securities, the Hawaiian Obligations which the Trust will purchase must, at the time of purchase, either (i) be rated within the four highest credit ratings assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"); or (ii) if unrated, be determined to be of comparable quality to municipal obligations so rated, by Hawaiian Trust Company, Limited (the "Adviser"), the Trust's investment adviser, subject to the direction and control of the Trust's Board of Trustees. Municipal obligations rated in the fourth highest credit rating are considered by such rating agencies to be of medium quality and thus may present investment risks not present in more highly rated obligations. Such bonds lack outstanding investment characteristics and may in fact have speculative characteristics as well; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. If after purchase the rating of any rated Hawaiian Obligation is downgraded such that it could not then be purchased by the Trust, or, in the case of an unrated Hawaiian Obligation, if the Adviser determines that the unrated obligation is no longer of comparable quality to those rated obligations which the Trust may purchase, it is the current policy of the Trust to cause any such obligation to be sold as promptly thereafter as the Adviser in its discretion determines to be consistent with the Trust's objectives; such obligation remains in the Trust's portfolio until it is sold. In addition, because a downgrade often results in a reduction in the market price of a downgraded obligation, sale of such an obligation may result in a loss. See Appendix A to the Additional Statement for further information as to these ratings. The Trust can purchase industrial development bonds without limit but only if they meet the definition of Hawaiian Obligations, i.e., the interest on them is exempt from Hawaiian State and regular Federal income taxes. The Trust may invest without limit in Hawaiian Obligations which are repayable from economically related projects or facilities. Such investments could involve an increased risk to the Trust should any of such issuers or related projects or facilities experience financial difficulties.

     The "Taxable Short-Term Obligations" which the Trust may purchase are obligations maturing in one year or less from the date of purchase by the Trust which are either (i) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Obligations"); see the Additional Statement for further information; (ii) commercial paper rated Prime-1 by Moody's or A-1 by S&P (see Appendix A to the Additional Statement); or (iii) bank obligations, such as certificates of deposit, bankers acceptances and fixed time deposits, issued by a domestic bank subject to regulation by the U.S. Government having total assets of at least $1.5 billion. Under normal market conditions the Trust cannot purchase Taxable Short-Term Obligations or purchase or sell Municipal Bond Index Futures, U.S. Government Securities Futures or options on Futures if thereafter more than 20% of its total assets would consist of such Obligations, cash, margin deposits on such Futures and margin deposits and premiums on options on such Futures, except for defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Hawaiian Obligations. The Trust may also invest in Taxable Short-Term Obligations (within such 20% limit) pending investment in Hawaiian Obligations of the proceeds of the sale of shares or the sale of Hawaiian Obligations. The Trust may enter into repurchase agreements as to Taxable Short-Term Obligations; see "Repurchase Agreements" below. Income from "Taxable Short-Term Obligations" and repurchase agreements is taxable and therefore is not included in the "exempt-interest" dividends which the Trust will pay; see "Dividend and Tax Information."

     The Trust is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust also intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"). One of the tests for such qualification under the Code is, in general, that at the end of each fiscal quarter of the Trust, at least 50% of its assets must consist of (i) cash and (ii) securities which, as to any one issuer, do not exceed 5% of the value of the Trust's assets. If the Trust had elected to register under the 1940 Act as a "diversified" investment company, it would have to meet the same test as to 75% of its assets. The Trust may therefore not have as much diversification among securities, and thus diversification of risk, as if it had made this election under the 1940 Act. In general, the more the Trust invests in the securities of specific issuers, the more the Trust is exposed to risks associated with investments in those issuers. The Trust's assets, being primarily or entirely Hawaiian issues, are accordingly subject to economic and other conditions affecting Hawaii. (See "Risk Factors and Special Considerations Regarding Investment in Hawaiian Obligations.")

Certain Stabilizing Measures

     The Trust will employ such traditional measures as varying maturities, upgrading credit standards for portfolio purchases, broadening diversification and increasing its position in cash and cash equivalents in attempting to protect against declines in the value of its investments and other market risks. There can, however, be no assurance that these will be successful.

     Although the Trust has no current intention of using futures and options, to the limited degree described below, the Trust may purchase and sell futures contracts on municipal bond indices ("Municipal Bond Index Futures") and on United States government securities ("U.S. Government Securities Futures"); both kinds of futures contracts are "Futures." The Trust may also write and purchase put and call options on Futures.

     Although it does not currently do so, and since inception has not done so, the Trust may buy and sell futures and options to attempt to hedge against changes in the market price of the Trust's Hawaiian Obligations caused by interest rate fluctuations. Futures and options also may provide a hedge against increases in the cost of securities the Trust intends to purchase. Under normal market conditions, the Trust cannot purchase or sell Municipal Bond Index Futures, U.S. Government Securities Futures, or options on Futures if thereafter more than 20% of its total assets would consist of cash, margin deposits on such Futures and margin deposits and premiums on such options, except for temporary defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Hawaiian Obligations. Under an applicable regulatory rule, the Trust will not enter into Futures or options for which the aggregate initial margins and premiums paid for options exceed 5% of the fair market value of the Trust's assets. (See the Additional Statement.)

     The primary risks associated with the use of Futures and options are: (i) imperfect correlation between the change in the market value of the securities held in the Trust's portfolio and the prices of Futures or options purchased or sold by the Trust;
(ii) incorrect forecasts by the Adviser concerning interest rates which may result in the hedge being ineffective; and (iii) possible lack of a liquid secondary market for a Future or option; the resulting inability to close a Futures or options position could adversely affect the Trust's hedging ability.

     For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security being hedged. The risk of imperfect correlation of these price changes is increased as the composition of the Trust's portfolio is divergent from the debt securities underlying the hedging instrument. To date the Adviser has had no experience in the use of Futures or options on them.

     The liquidity of a secondary market in a Future may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which restrict the amount of change in the contract price allowed during a single trading day. Thus, once a daily limit is reached, no further trades may be entered into beyond the limit, thereby preventing the liquidation of open positions. Prices have in the past reached the daily limit on a number of consecutive trading days. For further information about Futures and options, see the Additional Statement.

     When and if the Trust determines to use Futures and options, the Prospectus will be supplemented.

Floating and Variable Rate Demand Notes

     Floating and variable rate demand notes are tax-exempt obligations which may have a stated maturity in excess of one year, but permit the holder to demand payment of principal at any time, or at specified intervals not exceeding one year, in each case upon not more than 30-days' notice. The issuer of such notes normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days' notice to the noteholders. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

Participation Interests

     The Trust may purchase from financial institutions participation interests in Hawaiian Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Trust an undivided interest in the underlying Hawaiian Obligations in the proportion that the Trust's participation interest bears to the total amount of the underlying Hawaiian Obligations. All such participation interests must meet the Trust's credit requirements. (See "Limitation to 10% as to Certain
Investments.")

When-Issued and Delayed Delivery Purchases

     The Trust may buy Hawaiian Obligations on a when-issued or delayed delivery basis when it has the intention of acquiring them. The Hawaiian Obligations so purchased are subject to market fluctuation and no interest accrues to the Trust until delivery and payment take place; their value at the delivery date may be less than the purchase price. The Trust cannot enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Trust's total assets, less liabilities other than the obligations created by when-issued commitments. If the Trust chooses to dispose of the right to acquire a when-issued obligation prior to its acquisition, it could, as with the disposition of any other portfolio holding, incur a gain or loss due to market fluctuation; any such gain would be a taxable short-term gain. The Trust places an amount of assets equal in value to the amount due on the settlement date for the when-issued or delayed delivery securities being purchased in a segregated account with the Custodian, which is marked to market every business day. See the Additional Statement for further information.

Repurchase Agreements

     The Trust may purchase securities (limited to Taxable Short-Term Obligations) subject to repurchase agreements. Repurchase agreements may be entered into only with commercial banks or broker-dealers. A repurchase agreement occurs when, at the time the Trust purchases a security, the Trust also resells it to the vendor and must deliver the security (or securities substituted for it) to the vendor on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The Resold Securities will be held by the Trust's custodian bank. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Trust's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Trust's risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. However, in the opinion of the Trust this risk is not material since, upon default, the Resold Securities constitute security for the repurchase obligation. Repurchase agreements can be considered as "loans" collateralized by the Resold Securities (such agreements being defined as "loans" in the 1940 Act). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. Additionally, the Adviser will regularly review the financial strength of all vendors of repurchase agreements to the Trust.

Limitation to 10% as to Certain Investments

     Due to their possible limited liquidity, the Trust cannot make certain investments if thereafter more than 10% of its net assets would consist of such investments. The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons (which the Trust does not expect to own); and (iv) securities for which market quotations are not readily available. However, this 10% limit does not include any investments as to which the Trust can exercise the right to demand payment in full within three days and as to which there is a secondary market. Floating and variable rate demand notes and participation interests (including municipal lease/purchase obligations) are considered illiquid unless determined by the Board of Trustees to be readily marketable.

Factors Which May Affect the Value
of the Trust's Investments and Their Yields

     The value of the Hawaiian Obligations and Taxable Short-Term Obligations (collectively, "Obligations") in which the Trust invests will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after the Trust buys Obligations, the value of the Obligations will normally go down; if these rates go down, the value of the Obligations will normally go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term Obligations than on long-term Obligations. Long-term Obligations (which often have higher yields) may fluctuate in value more than short-term ones.

Portfolio Insurance

     The purpose of having insurance on some investments in Hawaiian Obligations in the Trust's portfolio is to reduce financial risk for investors in the Trust.

     Insurance as to the timely payment of principal and interest when due for Hawaiian Obligations is acquired as follows:

     (i) obtained by the issuer of the Hawaiian Obligations at the time of original issue of the obligations, known as "New
Issue Insurance," or

     (ii) purchased by the Trust or a previous owner with respect to specific Hawaiian Obligations, termed "Secondary
Market Insurance."

     The insurance of principal under these types of insurance policies refers to the payment of the face or par value of the Hawaiian Obligation when due. Insurance is not affected by nor does it insure the price paid by the Trust for the obligation. The market value of obligations in the Trust will, from time to time, be affected by various factors including the general movement of interest rates. The value of the Trust's shares is not insured.

     In order to attempt to reduce financial risk to the Trust's investors, it is the Trust's current policy, which may be changed, that the majority of the Trust's assets will be invested in insured Hawaiian Obligations. However, if the Board of Trustees determines that there is an inadequate supply in the marketplace of Hawaiian Obligations covered by New Issue Insurance and that appropriate Secondary Market Insurance cannot be obtained for other Hawaiian Obligations on terms that are financially advantageous to the Trust as a result of market conditions or other factors, then the Trust will invest in Hawaiian Obligations that are not insured. Use of insurance is not a fundamental policy of the Trust.

     New Issue Insurance is obtained by the issuer of the Hawaiian Obligations and all premiums respecting such securities are paid in advance by such issuer. Such policies are noncancelable and continue in force so long as the Hawaiian
Obligations are outstanding and the insurer remains in business.

     The Trust may also purchase Secondary Market Insurance on any Hawaiian Obligation purchased by the Trust. By purchasing Secondary Market Insurance, the Trust will obtain, upon payment of a single premium, insurance against nonpayment of scheduled principal and interest for the remaining term of the Hawaiian Obligation, regardless of whether the Trust then owned such security. Such insurance coverage is noncancelable and continues in force so long as the security so insured is outstanding and the insurer remains in business. The purposes of acquiring Secondary Market Insurance are to insure timely payment of principal and interest when due, and to enable the Trust to sell a Hawaiian Obligation to a third party as a high rated insured Hawaiian Obligation at a market price greater than what otherwise might be obtainable if the security were sold without the insurance coverage. There is no assurance that such insurance can be obtained at rates that would make its purchase advantageous to the Trust.

     New Issue Insurance and Secondary Market Insurance will be obtained from some or all of the following: Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC") and AMBAC Indemnity Corporation ("AMBAC Indemnity"). See the Additional Statement for information about these companies. The Trust may also purchase insurance from, or Hawaiian Obligations insured by, other insurers.

Risk Factors and Special Considerations
Regarding Investment in Hawaiian Obligations

     The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on the Hawaiian Obligations contained in the portfolio of the Trust. Such information is derived from sources that are generally available to investors and is believed by the Trust to be accurate, but has not been independently verified and may not be complete.

     As of the date of this Prospectus, economic data available indicate that 1995 was a year of mild expansion in Hawaii, with lingering areas of weakness and not enough economic growth to do more than halt the slide in employment. Local economic sources expect that the economy will gain some further strength this year. Despite the lower unemployment rate and strong growth in tourism, business activity in the state remained sluggish. Disinflation has accompanied the lower growth rate.

     Tourism is the State's principal industry. Tourist arrivals and spending provided a needed boost to the Hawaiian economy in 1995. The decline in construction, underway since mid-1991, continued.

     Value retailers from the mainland have been aggressively penetrating island markets for several years. As a result, local retailers have been repositioning themselves to confront the competition posed by the newcomers. Some retailers have been forced out of the industry, and as a result, retail employment continues at a low level, despite the opening of several new retail outlets.

     Job loss also accompanied the closure or announcement of timetables for closure of several sugar plantations around the state.

     Combined with more gradual reductions in the number of military personnel stationed on the islands and civilian military employees in the military, during 1995, Hawaii was able to create only slightly more jobs than it lost, leaving the job count between 1993 and 1995 virtually unchanged.

     The prolonged weakness has resulted in pressures for the State to achieve a balanced budget by significant cuts in expenditures. These reductions will pressure government to operate in a much leaner and more efficient manner.

     The Hawaiian economy may also be adversely impacted by the uncertainty in the general interest rate environment caused by outside factors.

                     INVESTMENT RESTRICTIONS

     The Trust has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Trust's outstanding shares vote to change them. (See the Additional Statement for a definition of such a majority.) All other policies can be changed from time to time by the Board of Trustees without shareholder approval. Some of the more important of the Trust's fundamental policies, not otherwise identified in the Prospectus, are set forth below; others are listed in the Additional Statement.

1. The Trust invests only in certain limited securities.

     The Trust cannot buy any securities other than those listed under "Investment of the Trust's Assets"; the Trust may also purchase and sell Futures and options on them within the limits there discussed.

2. The Trust has industry investment requirements.

     The Trust cannot buy the Obligations of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry; Hawaiian Obligations (except for the industrial development bonds discussed below), U.S. Government Securities and domestic bank Obligations are not included in this limit. In applying this restriction, the Trust will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

3. The Trust can make loans only by lending securities or entering into repurchase agreements.

     The Trust can buy those Obligations which it is permitted to buy (see "Investment of the Trust's Assets"); this is investing, not making a loan. The Trust can, to increase its income, lend its portfolio securities up to 10% of the value of its total assets on a collateralized basis to broker-dealers, banks and certain financial institutions, (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Trust may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Trust and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan. Income from securities loans is taxable and therefore it is not included in the "exempt-interest" dividends which the Trust may pay.

  4. The Trust can only borrow in limited amounts for special purposes.

     The Trust can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets and can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. However, this shall not prohibit margin arrangements in connection with the purchase or sale of Municipal Bond Index Futures, U.S. Government Securities Futures or options on them, or the payment of premiums on those options. Interest on borrowings would reduce the Trust's income. The Trust will not purchase any Obligations while it has any outstanding borrowings which exceed 5% of the value of its total assets. Except in connection with borrowings, the Trust will not issue senior securities.

                    NET ASSET VALUE PER SHARE

     The Trust's net asset value and offering price per share of each class are determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open (a "business day"). The net asset value per share is determined by dividing the value of the net assets (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares outstanding. Determination of the value of the Trust's assets is subject to the direction and control of the Trust's Board of Trustees. In general it is based on fair value, except that Obligations maturing in 60 days or less are generally valued at amortized cost; see the Additional Statement for further information.

                   ALTERNATIVE PURCHASE PLANS

     In this Prospectus, the Trust provides individual investors with the option of two alternative ways to purchase shares, through two separate classes of shares. All classes represent interests in the same portfolio of Hawaiian Obligations. The primary distinction among the classes of shares offered to individuals lies in their sales charge structures and ongoing expenses, as described below. You should choose the class that best suits your own circumstances and needs.

     If you choose to purchase Class A Shares you will pay the applicable sales charge at the time of your purchase. By purchasing Class C Shares, you will pay a sales charge over a period of six years after purchase but without paying anything at time of purchase, much as goods can be purchased on an installment plan. You are subject to a conditional deferred sales charge, described below, but only if you redeem your Class C Shares before they have been held 12 months from your purchase. (See "Computation of Holding Periods for Class C Shares.")

          Class A Shares, "Front-Payment Class Shares," are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 4.0% of the public offering price, with lower rates for larger purchases. When you purchase Class A Shares, the amount of your investment is reduced by the applicable sales charge. Under the Trust's Distribution Plan, Class A Shares are subject to a fee of 0.20 of 1% of the average annual net assets of the Class A Shares. Certain Class A Shares purchased in transactions of $1 million or more are subject to a contingent deferred sales charge. (See " Purchase of $1 Million or More.")

          Class C Shares, "Level-Payment Class Shares," are offered to anyone at net asset value with no sales charge payable at purchase but with a level charge for distribution fees and service fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares. (See "Distribution Plan" and "Shareholder Services Plan for Class C Shares.") Six years after the date of purchase, Class C Shares, including Class C Shares acquired in exchange for other Class C Shares under the Exchange Privilege (see "Exchange Privilege"), are automatically converted to Class A Shares. In addition, if you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge ("CDSC") at the rate of 1%, calculated on the net asset value of the redeemed Class C Shares at the time of purchase or of redemption, whichever is less. The amount of any CDSC will be paid to the Distributor. The CDSC does not apply to shares acquired through the reinvestment of dividends on Class C Shares or to any Class C Shares held for more than 12 months after purchase. In the Prospectus, 12-month and six-year holding periods are considered modified by up to one month depending upon when during a month your purchase of such shares is made. (See "Computation of Holding Periods for Class C Shares" and "How to Purchase Class C Shares.")

     In determining whether a CDSC is payable on a redemption of Class C Shares, it will be assumed that the redemption is made first of any shares acquired as dividends or distributions, second of any Class C Shares you have held for more than 12 months from the date of purchase and finally of those Class C Shares as to which the CDSC is payable which you have held the longest. This will result in your paying the lowest possible CDSC.

Computation of Holding Periods for
Class C Shares

     For purposes of determining the holding period for Class C Shares, all of your purchases made during a calendar month will be deemed to have been made on the first business day of that month at the average cost of all purchases made during that month. The 12-month CDSC holding period will end on the first business day of the 12th calendar month after the date your purchase is deemed to have been made. Accordingly, the CDSC holding period applicable to your Class C Shares may be up to one month less than the full 12 months depending upon when your actual purchase was made during a month. Running of the 12-month CDSC holding period will be suspended for one month for each period of thirty days during which you have held shares of a money market fund you have received in exchange for Class C Shares under the Exchange Privilege. (See "Exchange Privilege.")

     Your Class C Shares will automatically convert to Class A Shares six years after the date of purchase, together with a pro-rata portion of all Class C Shares representing dividends and other distributions paid in additional Class C Shares. The Class C Shares so converted will no longer be subject to the higher expenses borne by the Class C Shares. The conversion will be effected at relative net asset values on the first business day of the month following that in which the sixth anniversary of your purchase of the Class C Shares occurred, except as noted below. Accordingly, the holding period applicable to your Class C Shares may be up to one month more than the six years depending upon when your actual purchase was made during a month. Because the per share value of Class A Shares may be higher than that of Class C Shares at the time of conversion, you may receive fewer Class A Shares than the number of Class C Shares converted. If you have made one or more exchanges of Class C Shares among the Aquila-sponsored tax-free municipal bond funds or equity funds under the Exchange Privilege, the six-year holding period is deemed to have begun on the date you purchased your original Class C Shares of the Trust or of another of the Aquila bond or equity funds. The six-year holding period will be suspended by one month for each period of thirty days during which you hold shares of a money market fund you have received in exchange for Class C Shares under the Exchange Privilege. (See "Exchange Privilege.")

     The following chart summarizes the principal differences between Class A Shares and Class C Shares



                    Class A                       Class C
Initial Sales       Maximum of 4% of the          None
Charge              Public Offering Price

Contingent          None (except for              Maximum CDSC of 1%
Deferred            certain purchases             if shares redeemed
Sales Charge        over $1 Million)              before 12 months;
                                                  0% after 12 months

Distribution and    0.20 of 1%                    Distribution fee of
Service Fees                                      0.75 of 1% and a service
                                                  fee of 0.25 of 1% for
                                                  a total of 1%, payable
                                                  for six years

Other Information   Initial Sales Charge          Shares convert to
                    waived or reduced             Class A Shares
                    in some cases                 after six years



Factors to Consider in Choosing Classes of Shares

     This discussion relates to the major differences between Class A Shares and Class C Shares. It is recommended that any investment in the Trust be considered long-term in nature.

     Over time, the cumulative total cost of the 1% annual service and distribution fees on the Class C Shares will equal or exceed the total cost of the initial 4% maximum initial sales charge and 0.20 of 1% annual fee payable for Class A Shares. For example, if equal amounts were paid at the same time for Class A Shares (where the amount invested is reduced by the amount of the sales charge) and for Class C Shares (which carry no sales charge at the time of purchase) and the net asset value per share remained constant over time, the total of such costs for Class C Shares would equal the total of such costs for Class A Shares after approximately four and two-thirds years. This example assumes no redemptions and disregards the time value of money. Purchasers of Class C Shares have all of their investment dollars invested from the time of purchase, without having their investment reduced at the outset by the initial sales charge payable for Class A Shares. If you invest in Class A Shares you will pay the entire sales charge at the time of purchase. Accordingly, if you expect to redeem your shares within a reasonably short time after purchase, you should consider the total cost of such an investment in Class A Shares compared with a similar investment in Class C Shares. The example under "Table of Expenses" shows the effect of Trust expenses for both classes if a hypothetical investment in each of the classes is held for 1, 3, 5 and 10 years. (See the Table of Expenses.)

     Dividends and other distributions paid by the Trust with respect to shares of each class are calculated in the same manner and at the same time. The dividends actually paid with respect to Class C Shares will be lower than those paid on Class A Shares because Class C Shares bear higher distribution and service fees and will have a higher expense ratio. In addition, the dividends of each class can vary because each class will bear certain class-specific charges. For example, each class will bear the costs of printing and mailing annual reports to its own shareholders.

                   HOW TO INVEST IN THE TRUST

     The Trust's shares may be purchased through any investment broker or dealer (a "selected dealer") which has a sales agreement with Aquila Distributors, Inc. (the "Distributor") or through the Distributor. There are two ways to make an initial investment: (i) order the shares through your investment broker or dealer, if it is a selected dealer; or (ii) mail the Application with payment to Administrative Data Management Corp. (the "Agent") at the address on the Application. If you purchase Class A Shares the applicable sales charge will apply in either instance. Subsequent investments are also subject to the applicable sales charges. You are urged to complete an Application and send it to the Agent so that expedited shareholder services can be established at the time of your investment. Unless your initial investment is specified to be made in Class C Shares, it will be made in Class A Shares.


     The minimum initial investment for Class A Shares and Class C Shares is $1,000, except as otherwise stated in the Prospectus or Additional Statement. You may also make an initial investment by establishing an Automatic Investment Program. To do this you must open an account for automatic investments of at least $50 each month and make an initial investment of at least $50. (See below and "Automatic Investment Program" in the Application.) Such investment must be drawn in United States dollars on a United States commercial or savings bank, a credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution"). You may make subsequent investments in the same class of shares in any amount (unless you have an Automatic Withdrawal Plan). Your subsequent investment may be made through a selected dealer or by forwarding payment to the Agent, with the name(s) of account owner(s), the account number, the name of the Trust and the class of shares to be purchased. With subsequent investments, please send the pre-printed stub attached to the Trust's confirmations.

     Subsequent investments of $50 or more in shares of the same class as your initial investment can be made by electronic funds transfer from your demand account at a Financial Institution. To use electronic funds transfer for your purchases, your Financial Institution must be a member of the Automated Clearing House and the Agent must have received your completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment"), or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Trust may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

     The offering price is the net asset value per share for Class C Shares and the net asset value per share plus the applicable sales charge for Class A Shares. The offering price determined on any day applies to all purchase orders received by the Agent from selected dealers that day, except that orders received by it after 4:00 p.m. New York time will receive that day's offering price only if such orders were received by selected dealers from customers prior to such time and transmitted to the Distributor prior to its close of business that day (normally 5:00 p.m. New York time); if not so transmitted, such orders will be filled at the next determined offering price. Selected dealers are required to transmit orders promptly. Investments by mail are made at the offering price next determined after receipt of the purchase order by the Agent. Purchase orders received on other than a business day will be executed on the next succeeding business day. Purchases by Automatic Investment and Telephone Investment will be executed on the first business day occurring on or after the date an order is considered received by the Agent at the price determined on that day. In the case of Automatic Investment your order will be executed on the date you specified for investment at the price determined on that day. If that day is not a business day your order will be executed at the price determined on the next business day. In the case of Telephone Investment your order will be filled at the next determined offering price. If your order is placed after the time for determining the net asset value of the Trust shares for any day it will be executed at the price determined on the following business day. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Distributor when the Distributor judges it in the Trust's best interest to do so.

How to Purchase Class A Shares
(Front-Payment Class Shares)

     The following table shows the amount of the sales charge to a "single purchaser" (defined below) together with the dealer discounts paid to dealers and the agency commissions paid to brokers (collectively called the "commissions") for purchases of Class A Shares:




                         Sales          Sales          Commis-
                         Charge         Charge         sions
                         as             as             as
                         Percentage     Approximate    Percentage
                         of Public      Percentage     of
Amount of                Offering       of Amount      Offering
Purchase                 Price          Invested       Price

Less than $25,000......  4.00%          4.17%          3.50%
$25,000 but less
   than $50,000........  3.75%          3.90%          3.50%
$50,000 but less
   than $100,000.......  3.50%          3.63%          3.25%
$100,000 but less
   than $250,000.......  3.25%          3.36%          3.00%
$250,000 but less
   than $500,000.......  3.00%          3.09%          2.75%
$500,000 but less
   than $1,000,000.....  2.50%          2.56%          2.25%

For purchases of $1 million or more see " Purchase of $1 Million or More," below.



     The table of sales charges is applicable to purchases of Class A Shares by a "single purchaser," i.e.: (a) an individual;
(b) an individual together with his or her spouse and their children under the age of 21 purchasing shares for his or their own accounts; (c) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; and (d) a tax-exempt organization enumerated in Section 501(c)(3) or (13) of the Code.

     Upon notice to all selected dealers, the Distributor may reallow up to the full amount of the applicable sales charge as shown in the above schedule during periods specified in such notice. During periods when all or substantially all of the entire sales charge is reallowed, such selected dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchase of $1 Million or More

      Shares issued under the following circumstances are called "CDSC Class A Shares": (i) shares issued in a single purchase of $1 million or more by a single purchaser; (ii) all shares subsequently purchased by a single purchaser if the value of the CDSC Class A Shares and Class A Shares on which a sales charge has been paid, owned at the time of the subsequent purchase, is equal to or greater than $1 million; (iii) all shares issued in a single purchase to a single purchaser the value of which, when added to the value of the CDSC Class A Shares and Class A Shares on which a sales charge has been paid, already owned at the time of such purchase, equals or exceeds $1 million. CDSC Class A Shares also include certain Class A Shares issued under the program captioned " Special Dealer Arrangements," below. CDSC Class A Shares do not include (i) Class A Shares purchased without sales charge pursuant to the terms described under "General," below and (ii) Class A Shares purchased in transactions of less than $1 million and when certain special dealer arrangements are not in effect under "Certain Investment Companies" set forth under "Reduced Sales Charges," below.

     When you purchase CDSC Class A Shares you will not pay a sales charge at the time of purchase, and the Distributor will pay to any dealer effecting such a purchase an amount equal to 1% of the sales price of the shares purchased for purchases of $1 million but less than $2.5 million, 0.50 of 1% for purchases of $2.5 million but less than $5 million, and 0.25 of 1% for purchases of $5 million or more.

     If you redeem all or part of your CDSC Class A Shares during the four years after your purchase of such shares, at the time of redemption you will be required to pay to the Distributor a special contingent deferred sales charge based on the lesser of
(i) the net asset value of your redeemed CDSC Class A Shares at the time of purchase or (ii) the net asset value of your redeemed CDSC Class A Shares at the time of redemption (the "Redemption Value"). The special charge will be an amount equal to 1% of the Redemption Value if the redemption occurs within the first two years after purchase, and 0.50 of 1% of the Redemption Value if the redemption occurs within the third or fourth year after purchase. The special charge will apply to redemptions of CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent, as described below under "Reduced Sales Charges." The special charge does not apply to shares acquired through the reinvestment of dividends on CDSC Class A Shares or to any CDSC Class A Shares held for more than four years after purchase. In determining whether the special charge is applicable, it will be assumed that the CDSC Class A Shares you have held the longest are the first CDSC Class A Shares to be redeemed, unless you instruct the Agent otherwise. It will also be assumed that if you have both CDSC Class A Shares and non-CDSC Class A Shares the non-CDSC Class A Shares will be redeemed first.

     For purposes of determining the holding period for CDSC Class A Shares, all of your purchases made during a calendar month will be deemed to have been made on the first business day of that month at the average cost of all purchases made during that month. The four-year holding period will end on the first business day of the 48th calendar month after the date your purchase is deemed to have been made. Accordingly, the CDSC holding period applicable to your CDSC Class A Shares may be up to one month less than the full 48 months depending upon when your actual purchase was made during a month. Running of the 48-month CDSC holding period will be suspended for one month for each period of thirty days during which you have held shares of a money market fund you have received in exchange for CDSC Class A Shares under the Exchange Privilege. (See "Exchange Privilege.")

Reduced Sales Charges for Certain Purchases of Class A Shares

     Right of Accumulation: If you are a " single purchaser" you may benefit from a reduction of the sales charge in accordance with the above schedule for subsequent purchases of Class A Shares if the cumulative value (at cost or current net asset value, whichever is higher) of Class A Shares you have previously purchased with a sales charge, together with your subsequent purchase of Class A Shares with such a charge, amounts to $25,000 or more.

     Letters of Intent: The foregoing schedule of reduced sales charges will also be available to "single purchasers" who enter into a written Letter of Intent (included in the Application) providing for the purchase, within a thirteen-month period, of Class A Shares of the Trust through a single selected dealer or through the Distributor. Class A Shares of the Trust which you previously purchased during a 90-day period prior to the date of receipt by the Distributor of your Letter of Intent and which you still own may also be included in determining the applicable reduction. For further details, including escrow provisions, see the Letter of Intent provisions of the Application.

     General: Class A Shares may be purchased at the next determined net asset value by the Trust's Trustees and officers, by the directors, officers and certain employees, retired employees and representatives of the Adviser and its parent and affiliates, the Administrator and the Distributor, by selected dealers and brokers and their officers and employees, by certain persons connected with firms providing legal, advertising or public relations assistance, by certain family members of, and plans for the benefit of, the foregoing, and for the benefit of trust or similar clients of banking institutions over which these institutions have full investment authority if the Distributor has entered into an agreement relating to such purchases. Except for the last category, purchasers must give written assurance that the purchase is for investment and that the Class A Shares will not be resold except through redemption. There may be tax consequences of these purchases. Such purchasers should consult their own tax counsel. Class A Shares may also be issued at net asset value in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Trust is a party.

     The Trust permits the sale of its Class A Shares at prices that reflect the reduction or elimination of the sales charge to investors who are members of certain qualified groups meeting the following requirements. A qualified group (i) is a group or association, or a category of purchasers who are represented by a fiduciary, professional or other representative (other than a registered broker-dealer), which (ii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares; (iii) gives its endorsement or authorization (if it is a group or association) to an investment program to facilitate solicitation of its membership by a broker or dealer; and (iv) complies with the conditions of purchase that are set forth in any agreement entered into between the Trust and the group, representative or broker or dealer. At the time of purchase you must furnish the Distributor with information sufficient to permit verification that the purchase qualifies for a reduced sales charge, either directly or through a broker or dealer.

     Certain Investment Companies: Class A Shares of the Trust may be purchased at net asset value without sales charge (except as set forth below under "Special Dealer Arrangements") to the extent that the aggregate net asset value of such Class A Shares does not exceed the proceeds from a redemption (a "Qualified Redemption"), made within 120 days prior to such purchase, of shares of another investment company on which a sales charge, including a contingent deferred sales charge, has been paid. Additional information is available from the Distributor.

     To qualify, the following special procedures must be followed:

     1. A completed Application (included in the Prospectus) and payment for the shares to be purchased must be sent to the Distributor, Aquila Distributors, Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017 and should not be sent to the Shareholder Servicing Agent of the Trust, Administrative Data Management Corp. (This instruction replaces the mailing address contained on the Application.)

     2. The Application must be accompanied by evidence satisfactory to the Distributor that the prospective shareholder has made a Qualified Redemption in an amount at least equal to the net asset value of the Class A Shares to be purchased. Satisfactory evidence includes a confirmation of the date and the amount of the redemption from the investment company, its transfer agent or the investor's broker or dealer, or a copy of the investor's account statement with the investment company reflecting the redemption transaction.

     3. You must complete and return to the Distributor a Transfer Request Form, which is available from the Distributor.

     The Trust reserves the right to alter or terminate this privilege at any time without notice. The Prospectus will be supplemented to reflect such alteration or termination.

     Special Dealer Arrangements: During certain periods determined by the Distributor, the Distributor (not the Trust) will pay to any dealer effecting a purchase of Class A Shares of the Trust using the proceeds of a Qualified Redemption the lesser of (i) 1% of such proceeds or (ii) the same amounts described under " Purchase of $1 Million or More," above, on the same terms and conditions. Class A Shares of the Trust issued in such a transaction will be CDSC Class A Shares and if you thereafter redeem all or part of such shares during the four-year period from the date of purchase you will be subject to the special contingent deferred sales charge described under " Purchase of $1 Million or More," above, on the same terms and conditions. Whenever the Special Dealer Arrangements are in effect the Prospectus will be supplemented.

How to Purchase Class C Shares
(Level-Payment Class Shares)

     Level-Payment Class Shares (Class C Shares) are offered at net asset value with no sales charge payable at purchase. A level charge is imposed for service and distribution fees for the first six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Trust represented by the Class C Shares. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge ("CDSC"). The CDSC is charged at the rate of 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. The CDSC does not apply to shares acquired through the reinvestment of dividends on Class C Shares.

     The Distributor will pay to any dealer effecting a purchase of Class C Shares an amount equal to 1% of the sales price of the Class C Shares purchased.

Additional Compensation for Dealers

     The Distributor, at its own expense, may also provide additional compensation to dealers in connection with sales of any class of shares of the Trust. Additional compensation may include payment or partial payment for advertising of the Trust's shares, payment of travel expenses, including lodging, incurred in connection with attendance at sales seminars taken by qualifying registered representatives to locations within or outside of the United States, other prizes or financial assistance to securities dealers in offering their own seminars or conferences. In some instances, such compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of such shares. Dealers may not use sales of the Trust's shares to qualify for the incentives to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. The cost to the Distributor of such promotional activities and such payments to participating dealers will not exceed the amount of the sales charges in respect of sales of all classes of shares of the Trust effected through such participating dealers, whether retained by the Distributor or reallowed to participating dealers. No such additional compensation to dealers in connection with sales of shares of the Trust will affect the price you pay for shares or the amount that the Trust will receive from such sales. Any of the foregoing payments to be made by the Distributor may be made instead by the Administrator out of its own funds, directly or through the Distributor.

     Brokers and dealers may receive different levels of compensation for selling different classes of shares.

Systematic Payroll Investments

     If your employer has established with the Trust a Systematic Payroll Investment Plan ("Payroll Plan") you may arrange for systematic investments into the Trust through a Payroll Plan. Investments can be made in either Class A Shares or Class C Shares. In order to participate in a Payroll Plan, you should make arrangements with your own employer's payroll department, and you must complete and sign any special application forms which may be required by your employer. You must also complete the Application included in the Prospectus. Once your application is received and put into effect, under a Payroll Plan the employer will make a deduction from payroll checks in an amount you determine, and will remit the proceeds to the Trust. An investment in the Trust will be made for you at the offering price, which includes applicable sales charges determined as described above, when the Trust receives the funds from your employer. The Trust will send a confirmation of each transaction to you. To change the amount of or to terminate your participation in the Payroll Plan (which could take up to ten days), you must notify your employer.

Confirmations and Share Certificates

     All purchases of shares will be confirmed and credited to you in an account maintained for you at the Agent in full and fractional shares of the Trust (rounded to the nearest 1/1000th of a share).

     No share certificates will be issued for Class C Shares. Share certificates for Class A Shares will be issued only if you so request in writing to the Agent. No certificates will be issued for fractional Class A shares or if you have elected Automatic Investment or Telephone Investment for Class A Shares (see "How to Invest in the Trust" above) or Expedited Redemption (see "How to Redeem Your Investment" below). If certificates for Class A Shares are issued at your request, Expedited Redemption Methods described below will not be available. In addition, you may incur delay and expense if you lose the certificates.

     The Trust and the Distributor reserve the right to reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a written plan adopted under the Rule. The Plan has three parts.

     Under one part of the Plan, the Trust is authorized to make payments with respect to Class A Shares ("Class A Permitted Payments") to Qualified Recipients, which payments shall be made through the Distributor or shareholder servicing agent as disbursing agent, and may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year) 0.20 of 1% of the average annual net assets represented by the Class A Shares of the Trust. Such payments shall be made only out of the Trust's assets allocable to the Class A Shares. "Qualified Recipients" means broker-dealers or others selected by the Distributor, including but not limited to any principal underwriter of the Trust, with which the Distributor has entered into written agreements and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Trust's Class A Shares or servicing of accounts of shareholders owning Class A Shares.

     Permitted Payments under the Plan commenced July 1, 1992. Until April 1, 1996, all outstanding shares of the Trust were what are currently designated Class A Shares. During the fiscal year ended March 31, 1996, $1,330,035 was paid under the Plan to Qualified Recipients, of which, $78,658 was retained by the Distributor. (See the Additional Statement for a description of the Distribution Plan.)

     Whenever the Trust makes Class A Permitted Payments, the aggregate annual rate of the advisory fee and administration fee otherwise payable by the Trust will be reduced from 0.55 of 1% to
0.40 of 1% of the Trust's average annual net assets. (See
"Management Arrangements.")

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares ("Class C Permitted Payments") to Qualified Recipients. Class C Permitted Payments shall be made through the Distributor or shareholder servicing agent as disbursing agent, and may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.75 of 1% of the average annual net assets represented by the Class C Shares of the Trust. Such payments shall be made only out of the Trust's assets allocable to the Class C Shares. " Qualified Recipients" means broker-dealers or others selected by the Distributor, including but not limited to any principal underwriter of the Trust, with which the Distributor has entered into written agreements and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Trust's Class C Shares or servicing of accounts of shareholders owning Class C Shares. Payments with respect to Class C Shares during the first year after purchase are paid to the Distributor and thereafter to other Qualified Recipients.

     Another part of the Plan is designed to protect against any claim against or involving the Trust that some of the expenses which might be considered to be sales-related which the Trust pays or may pay come within the purview of the Rule. The Trust believes that except for Permitted Payments it is not financing any such activity and does not consider any payment enumerated in this part of the Plan as so financing any such activity. However, it might be claimed that some of the expenses the Trust pays come within the purview of the Rule. If and to the extent that any payment as specifically listed in the Plan (see the Additional Statement) is considered to be primarily intended to result in or as indirect financing of any activity which is primarily intended to result in the sale of Trust shares, these payments are authorized under the Plan. In addition, if the Administrator, out of its own funds, makes payment for distribution expenses such payments are authorized. See the Additional Statement.

Shareholder Services Plan for Class C Shares

     Under a Shareholder Services Plan, the Trust is authorized to make payments with respect to Class C Shares ("Service Fees") to Qualified Recipients. Service Fees shall be paid through the Distributor or shareholder servicing agent as disbursing agent, and may not exceed, for any fiscal year of the Trust (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets represented by the Class C Shares of the Trust. Such payments shall be made only out of the Trust's assets represented by the Class C Shares. "Qualified Recipients" means broker-dealers or others selected by the Distributor, including but not limited to any principal underwriter of the Trust, with which the Distributor has entered into written agreements and which have agreed to provide personal services to holders of Class C Shares and/or maintenance of Class C shareholder accounts. See the Additional Statement. Service Fees with respect to Class C Shares will be paid to the Distributor.

                  HOW TO REDEEM YOUR INVESTMENT

     You may redeem all or any part of your shares at the net asset value next determined after acceptance of your redemption request at the Agent (subject to any applicable contingent deferred sales charge for redemptions of Class C Shares and CDSC Class A Shares). For redemptions of Class C Shares and CDSC Class A Shares, at the time of redemption a sufficient number of additional shares will be redeemed to pay for any applicable contingent deferred sales charge. Redemptions can be made by the various methods described below. There is no minimum period for any investment in the Trust, except for shares recently purchased by check, Automatic Investment or Telephone Investment as discussed below. Except for CDSC Class A Shares (see " Purchase of $1 Million or More") there are no redemption fees or withdrawal penalties for Class A Shares. Class C Shares are subject to a contingent deferred sales charge if redeemed before they have been held 12 months from the date of purchase. (See "Alternative Purchase Plans.") A redemption may result in a transaction taxable to you. If you own both Class A Shares and Class C Shares and do not specify which you wish to redeem, it will be assumed that you wish to redeem Class A Shares.

     For your convenience the Trust offers expedited redemption for all classes of shares to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of two expedited methods of initiating redemptions. They are available as to shares of any class not represented by certificates.

          1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem shares and make payments

          a) to a Financial Institution account you have predesignated or

          b) by check in the amount of $50,000 or less, mailed to you, if your shares are registered in your name at the Trust and the check is sent to your address of record, provided that there has not been a change of your address of record during the 30 days preceding your redemption request. You can make only one request for telephone redemption by check in any 7-day period.

     See "Redemption Payments" below for payment methods. Your name, your account number and your address of record must be supplied.

     To redeem an investment by this method, telephone:

             800-228-4228 toll free or 908-855-5731

     Note: The Trust, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, by FAX at 908-855-5730 or by mail at 581 Main Street, Woodbridge, NJ 07095-1198, indicating account name(s), account number, amount to be redeemed, and any payment directions, signed by the registered holder(s). Signature guarantees are not required. See "Redemption Payments" below for payment methods.

     If you wish to use the above procedures you should so elect on the Expedited Redemption section of the Application or the Ready Access Features form and provide the required information concerning your Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Trust. You may change the designated Financial Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.


Regular Redemption Method
(Certificate and Non-Certificate Shares)

     1. Certificate Shares. Certificates representing Class A Shares to be redeemed should be sent in blank (unsigned) to the Trust's Shareholder Servicing Agent: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 581 Main Street, Woodbridge, NJ 07095-1198, with payment instructions. A stock assignment form signed by the registered shareholder(s) exactly as the account is registered must also be sent to the Shareholder Servicing Agent.

     For your own protection, it is essential that certificates be mailed separately from signed redemption documentation.
Because of possible mail problems, it is also recommended that certificates be sent by registered mail, return receipt requested.

  For a redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Signature guarantees may be required if sufficient documentation is not on file with the Agent. Additional documentation may be required where shares are held by certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by other than the shareholder of record. If redemption proceeds of $50,000 or less are payable to the record holder and are to be sent to the record address, no signature guarantee is required, except as noted above. In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank, a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program (MSP). A notary public is not an acceptable signature guarantor.

     2. Non-Certificate Shares. If you own non-certificate shares registered on the books of the Trust, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 581 Main Street, Woodbridge, NJ 07095-1198, containing:

          Account Name(s);

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Trust);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated above.

Redemption Payments

     Redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. The Trust may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. The Trust has no present intention of making this charge. Upon 30 days' written notice to shareholders, the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, it may charge you a fee for this service.

     The Trust will normally make payment for all shares redeemed on the next business day (see "Net Asset Value Per Share") following acceptance of the redemption request made in compliance with one of the redemption methods specified above. Except as set forth below, in no event will payment be made more than seven days after acceptance of such a redemption request. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption of shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the Financial Institution on which the purchase check was drawn, or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Trust, that the purchase check or Automatic Investment or Telephone Investment will be honored. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Trust to make payment wholly or partly in cash, the Trust may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     The Trust has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 as a result of shareholder redemptions or failure to meet the minimum investment level under an Automatic Purchase Program. If the Board elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

Reinvestment Privilege

     You may reinvest without payment of any additional sales charge all or part of any redemption proceeds within 120 days of a redemption of shares in shares of the Trust of the same class as the shares redeemed at the net asset value next determined after the Agent receives your reinvestment order. In the case of Class C Shares or CDSC Class A Shares on which a contingent deferred sales charge was deducted at the time of redemption, the Distributor will refund to you the amount of such sales charge, which will be added to the amount of the reinvestment. The Class C Shares or CDSC Class A Shares issued on reinvestment will be deemed to have been outstanding from the date of your original purchase of the redeemed shares, less the period from redemption to reinvestment. The reinvestment privilege for any class may be exercised only once a year, unless otherwise approved by the Distributor. If you have realized a gain on the redemption of your shares, the redemption transaction is taxable, and reinvestment will not alter any capital gains tax payable. If there has been a loss on the redemption, some or all of the loss may be tax deductible, depending on the amount reinvested and the length of time between the redemption and the reinvestment. You should consult your own tax advisor on this matter.

                    AUTOMATIC WITHDRAWAL PLAN

     You may establish an Automatic Withdrawal Plan if you own or purchase Class A Shares of the Trust having a net asset value of at least $5,000. The Automatic Withdrawal Plan is not available for Class C Shares.

     Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of Class A Shares to make payments under the Automatic Withdrawal Plan will give rise to a gain or loss for tax purposes. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan," and "Dividend and Tax Information" below.

     Purchases of additional Class A Shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, you may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount at least equal to three times the annual withdrawal or $5,000, whichever is less.


                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Trust's Trustees and officers and provides further information about them.

The Advisory Agreement

     Hawaiian Trust Company, Limited (the "Adviser") supervises the investment program of the Trust and the composition of its portfolio.

     The services of the Adviser are rendered under an Investment Advisory Agreement (the "Advisory Agreement") which provides, subject to the control of the Board of Trustees, for investment supervision and for either keeping the accounting records of the Trust, including the computation of the net asset value per share and the dividends, or, at the Adviser's expense and responsibility, delegating these accounting duties in whole or in part to a company satisfactory to the Trust. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Trust all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Trust and of those Trustees, if any, who are affiliated with the Adviser, provided that if a Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Trust may pay compensation to such Trustee, but at a rate no greater than the rate it pays to its other Trustees. Under the Advisory Agreement, the Trust bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Administration Agreement or by the Trust's Distributor (principal underwriter) are paid by the Trust. The Advisory Agreement lists examples of such expenses borne by the Trust, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Trust and its shares under Federal and State securities laws, interest, taxes and brokerage commissions, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of
0.19 of 1% of such net asset value, provided, however, that for any day that the Trust pays or accrues a fee under the Distribution Plan of the Trust based upon the assets of the Trust, the annual investment advisory fee shall be payable at the annual rate of 0.14 of 1% of such net asset value. Such fees under the Plan commenced July 1, 1992 and since that date the Trust's investment advisory fee has been payable at the annual rate of 0.14 of 1% of such net asset value.

     The Adviser agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income.

     The Advisory Agreement contains provisions as to the allocation of the portfolio transactions of the Trust; see the Additional Statement. Under these provisions the Adviser, in making such allocation, is authorized to consider sales of the Trust's shares and sales of shares of certain other investment companies (see "Exchange Privilege" below).

The Administration Agreement

     Under an Administration Agreement (the "Administration Agreement"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Trust and pays all compensation of the Trust's Trustees, officers and employees who are affiliated persons of the Administrator.

     Under the Administration Agreement, subject to the control of the Trust's Board of Trustees, the Administrator provides all administrative services to the Trust other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Trust, and overseeing all relationships between the Trust and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Trust and for the sale, servicing, or redemption of the Trust's shares. See the Additional Statement for a further description of functions listed in the Administration Agreement as part of such duties.

     Under the Administration Agreement, the Trust pays the Administrator, and the Administrator accepts as full compensation for all services rendered thereunder, a fee payable monthly and computed on the net asset value of the Trust at the end of each business day at the annual rate of 0.36 of 1% of such net asset value, provided, however, that for any day that the Trust pays or accrues a fee under the Distribution Plan of the Trust based upon the assets of the Trust, the annual administration fee will be payable at the annual rate of 0.26 of 1% of such net asset value. Such fees under the Distribution Plan commenced July 1, 1992 and since that date the Trust's administration fee is payable at the rate of 0.26 of 1% of such net asset value. The Administrator agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income.

Information about the Adviser,
the Administrator and the Distributor

     The Adviser, a Hawaii corporation organized in 1898, is the largest trust company in the State of Hawaii in terms of assets under administration. As of March 31, 1996 the Adviser had over $12 billion of clients' assets under administration. The Adviser is not authorized to, and does not carry on, a banking business. The Adviser is a wholly-owned subsidiary of Bank of Hawaii, all of whose shares are owned by Bancorp Hawaii, Inc. ("Bancorp") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaii law). Bancorp is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. Bancorp files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection. See the Additional Statement as to the legality, under the Federal banking laws, of the Adviser's acting as the Trust's investment adviser.

     Ms. Lorene Okimoto has been the Trust's portfolio manager since December, 1991. She has been employed by the Adviser as a portfolio manager since 1989 and has been a Vice President of the Adviser since 1993. She was employed by the Bank of Hawaii from 1979 to 1984 and by Bank of Hawaii International Corporation from 1984 to 1988. Ms. Okimoto holds a B.A. degree from the University of Hawaii.

     The Trust's Administrator is founder and administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money market funds and two equity funds. As of June 30, 1996, these funds had aggregate assets of approximately $2.6 billion, of which approximately $1.9 billion consisted of assets of tax-free municipal bond funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife). See the Additional Statement for information on Mr. Herrmann.

     For the Trust's fiscal year ended March 31, 1996 fees of $929,291 and $1,725,826, respectively, were paid and/or accrued to the Adviser and to the Administrator under the Advisory
Agreement and the Administration Agreement.

     The Distributor currently handles the distribution of the shares of fourteen funds (seven tax-free municipal bond funds, five money market funds and two equity funds) including the Trust. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

     At the date of this Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned by Mr. Herrmann, will be owned by certain directors and/or officers of the Administrator and/or the Distributor including Mr. Herrmann.

     The Adviser, the Administrator and the Distributor have entered into non-binding principles of cooperation, with the approval of the Board of Trustees, relating to various matters including suggestion of nominees to the Board of Trustees. In addition, the Trust has entered into separate agreements with the Adviser, the Administrator and the Distributor under which the service providers have respectively agreed not to serve in the same capacities for any mutual fund with the same objectives as the Trust under the circumstances described in these agreements. See the Additional Statement.

                  DIVIDEND AND TAX INFORMATION

Dividends and Distributions

     The Trust will declare all of its net income, as defined below, as dividends on every day, including weekends and holidays, on those shares outstanding for which payment was received by the close of business on the preceding business day. Net income for dividend purposes includes all interest income accrued by the Trust since the previous dividend declaration, including accretion of any original issue discount, less expenses paid or accrued. As such net income will vary, the Trust's dividends will also vary. Dividends and other distributions paid by the Trust with respect to each class of its shares are calculated at the same time and in the same manner. The per-share dividends of Class C Shares will be lower than the per-share dividends on the Class A Shares as a result of the higher service and distribution fees applicable to those shares. In addition, the dividends of each class can vary because each class will bear certain class-specific charges.

      It is the Trust's present policy to pay dividends so that they will be received or credited by approximately the first day of each month. Shareholders may elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features form.

     Redeemed shares continue to earn dividends through and including the earlier of (i) the day before the day on which the redemption proceeds are mailed, wired or transferred by the facilities of the Automated Clearing House by the Agent or paid by the Agent to a selected dealer; or (ii) the third day on which the New York Stock Exchange is open after the day on which the net asset value of the redeemed shares has been determined (see "How To Redeem Your Investment").

     Net investment income includes amounts of income from the Hawaiian Obligations in the Trust's portfolio which are allocated as "exempt-interest dividends." "Exempt-interest dividends" are exempt from regular Federal income tax. The allocation of "exempt-interest dividends" will be made by the use of one designated percentage applied uniformly to all income dividends declared during the Trust's tax year. Such designation will normally be made in the first month after the end of each of the Trust's fiscal years as to income dividends paid in the prior year. It is possible that in certain circumstances, a small portion of the dividends paid by the Trust will be subject to income taxes. During the Trust's fiscal year ended March 31, 1996, 98.69% of the Trust's dividends were "exempt-interest dividends." For the calendar year 1995, 1.18% of the total dividends paid were taxable. (These amounts relate to dividends on Class A Shares; no Class C Shares were outstanding during that period.) The percentage of income designated as tax-exempt for any particular dividend may be different from the percentage of the Trust's income that was tax-exempt during the period covered by the dividend.

     Distributions ("short-term gains distributions") from net realized short-term gains, if any, and distributions ("long-term gains distributions"), if any, from the excess of net long-term capital gains over net short-term capital losses realized through October 31st of each year and not previously paid out will be paid out after that date; the Trust may also pay supplemental distributions after the end of its fiscal year. If net capital losses are realized in any year, they are charged against capital and not against net investment income which is distributed regardless of gains or losses. The Trust may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from short- and long-term gains distributions (if any) and any other distributions that do not qualify as "exempt-interest dividends," if shareholders do not comply with provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends.

     Unless you request otherwise by letter addressed to the Agent or by filing an appropriate Application prior to a given ex-dividend date, dividends and distributions will be automatically reinvested in full and fractional shares of the Trust at net asset value on the record date for the dividend or distribution or other date fixed by the Board of Trustees.An election to receive cash will continue in effect until written notification of a change is received by the Agent.All shareholders, whether their dividends are received in cash or are being reinvested, will receive a monthly account summary indicating the current status of their investment. There is no fixed dividend rate. Corporate shareholders of the Trust are not entitled to any deduction for dividends received from the Trust.

Tax Information

     The following is a brief description of certain federal and State of Hawaii income tax considerations with respect to the Trust and investment therein. There can be no assurance that such considerations will not be altered by future changesin the law or administrative interpretations. In addition you may be subject to local taxes or to tax in a state other than Hawaii. These taxes are not described herein and may differ from the taxes imposed under federal and Hawaii law.

     The Trust qualified during its last fiscal year as a "regulated investment company" under the Code, and intends to continue to so qualify. If it does so qualify, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. However, the Code contains a number of complex tests relating to such qualification and it is possible although not likely that the Trust might not meet one or more of these tests in any particular year. If it does not so qualify, it would be treated for tax purposes as an ordinary corporation, would receive no tax deduction for payments made to shareholders and would be unable to pay dividends or distributions which would qualify as "exempt-interest dividends" or "capital gains dividends," as discussed below.

     The Trust intends to qualify during each fiscal year under the Code to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends which are derived from net income earned by the Trust on Hawaiian Obligations will be excludable from gross income of the shareholders for regular Federal income tax purposes. Capital gains dividends are not included in exempt-interest dividends. Although "exempt-interest dividends" are not taxed, each taxpayer must report the total amount of tax-exempt interest (including exempt-interest dividends from the Trust) received or acquired during the year.

     The Omnibus Budget Reconciliation Act of 1993 requires that either gains realized by the Trust on the sale of municipal obligations acquired after April 30, 1993 at a price which is less than face or redemption value be included as ordinary income to the extent such gains do not exceed such discount or that the discount be amortized and included ratably in taxable income. There is an exception to the foregoing treatment if the amount of the discount is less than 0.25% of face or redemption value multiplied by the number of years from acquisition to maturity. The Trust will report such ordinary income in the years of sale or redemption rather than amortize the discount and report it ratably. To the extent the resultant ordinary taxable income is distributed to shareholders, it will be taxable to them as ordinary income.

     Capital gains dividends (net long-term gains over net short-term losses which the Trust distributes and so designates) are reportable by shareholders as long-term capital gains. This is the case whether the shareholder takes the distribution in cash or elects to have the distribution reinvested in Trust shares and regardless of the length of time the shareholder has held his or her shares. Capital gains are taxed at the same rates as ordinary income, except that for individuals, trusts and estates the maximum tax rate on capital gains distributions is 28% even if the applicable rate on ordinary income for such taxpayers is higher than 28%.

     Short-term gains, when distributed, are taxed to shareholders as ordinary income. Capital losses of the Trust are not distributed but carried forward by the Trust to offset gains in later years and thereby lessen the later-year capital gains dividends and amounts taxed to shareholders.

     The Trust's gains or losses on sales of Obligations will be long-term or short-term depending upon the length of time the Trust has held such Obligations. Capital gains and losses of the Trust will also include gains and losses on Futures and Options, if any, including gains and losses actually realized on sales and exchanges and gains and losses deemed to be realized. Those deemed to be realized are on Futures and Options held by the Trust at year-end, which are "marked to the market," that is, deemed sold for fair market value. Net gains or losses realized and deemed realized on Futures and Options will be reportable by the Trust as long-term to the extent of 60% of the gains or losses and short-term to the extent of 40% regardless of the actual holding period of such investments.

     Information as to the tax status of the Trust's dividends and distributions will be mailed to shareholders annually.

     Under the Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Trust may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Trust may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. The receipt of exempt-interest dividends from the Trust by an individual shareholder may result in some portion of any social security payments or railroad retirement benefits received by the shareholder or the shareholder's spouse being included in taxable income.

     Persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds or private activity bonds should consult their own tax advisers before purchasing shares.

     While interest from all Hawaiian Obligations is tax-exempt for purposes of computing the shareholder's regular tax, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax. Whether or not that computation will result in a tax will depend on the entire content of the taxpayer's return. The Trust will not invest in the types of Hawaiian Obligations which would give rise to interest that would be subject to alternative minimum taxation if more than 20% of its net assets would be so invested, and may refrain from investing in that type of bond completely. The 20% limit is a fundamental policy of the Trust.

     Corporate shareholders must add to or subtract from alternative minimum taxable income, as calculated before taking into consideration this adjustment, 75% of the difference between what is called adjusted current earnings (essentially current earnings and profits) and alternative minimum taxable income, as previously calculated. Since tax-exempt bond interest is included in earnings and profits and therefore in adjusted current earnings, this adjustment will tend to make it more likely that corporate shareholders will be subject to the alternative minimum tax.

     As of the date of the Prospectus, Congress is considering a number of changes affecting taxation. It is not possible to predict which, if any, of such changes will become law.

Tax Effects of Redemptions

     Normally, when you redeem shares of the Trust you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption and the amount you paid for the shares. If you are required to pay a conditional deferred sales charge at the time of redemption, the amount of that charge will reduce the amount of your gain or increase the amount of your loss as the case may be. Your gain or loss will be long-term if you held the redeemed shares for over a year, and short-term, if for a year or less. However, if shares held for six months or less are redeemed and you have a loss, two special rules apply: the loss is reduced by the amount of exempt-interest dividends, if any, which you received on the redeemed shares, and any loss over and above the amount of such exempt-interest dividends is treated as a long-term loss to the extent you have received capital gains dividends on the redeemed shares.

Tax Effect of Conversion

     Class C Shares will automatically convert to Class A Shares approximately six years after purchase. No gain or loss will be recognized by the Trust or its shareholders upon such conversions; each shareholder's adjusted tax basis in the Class A Shares received upon conversion will equal the shareholder's adjusted tax basis in the Class C Shares held immediately before the conversion; and each shareholder's holding period for the Class A Shares received upon conversion will include the period for which the shareholder held as capital assets the converted Class C Shares immediately before conversion.

Hawaiian Tax Information

     The Trust, and dividends and distributions made by the Trust to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaiian law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaiian income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaiian income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial services loan companies, financial corporations, and small business investment companies.

     Persons or entities who are not Hawaii residents should not be subject to Hawaiian income taxation on dividends and distributions made by the Trust but may be subject to other state and local taxes.

                       EXCHANGE PRIVILEGE

     There is an exchange privilege as set forth below among this Trust and certain tax-free municipal bond funds and two equity funds (the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Administrator and Distributor as the Trust. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila-sponsored Bond or Equity Funds are this Trust, Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund. The Aquila-sponsored Money-Market Funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust.

     Class A Shares of the Trust can be exchanged only into Class
A Shares of any Bond or Equity Fund or into shares of the Money-Market Funds. Class C Shares can be exchanged only into Class C Shares of any Bond or Equity Fund that offers Class C
Shares or into shares of the Money-Market Funds.

Class A Shares Exchange Privilege

     Under the Class A Shares exchange privilege, once any applicable sales charge has been paid on Class A Shares of any Bond or Equity Fund, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times between Money-Market Funds and Bond or Equity Funds without the payment of any additional sales charge.

     CDSC Class A Shares of the Trust (see " Purchase of $1 Million or More" and "Special Dealer Arrangements") can be exchanged for CDSC Class A Shares of a Bond or Equity Fund or into a Money-Market Fund. The CDSC Class A Shares will not be subject to a contingent deferred sales charge at the time of exchange, but the contingent deferred sales charge will be payable upon a redemption which occurs before the expiration of the applicable holding period of any CDSC Class A Shares or any shares of a Money-Market Fund received on exchange for CDSC Class A Shares. (The contingent deferred sales charge does not apply to any shares acquired as a result of reinvestment of dividends and/or distributions.) For purposes of computing the time period for the applicable contingent deferred sales charge, the length of time of ownership of CDSC Class A Shares will be determined by the time of original purchase and not by the time of the exchange. Any period of 30 days or more during which any Money-Market shares received on an exchange of CDSC Class A Shares are held is not counted in computing the period of ownership of CDSC Class A Shares. (See "Alternative Purchase Plans.")

Class C Shares Exchange Privilege

     Under the Class C Shares exchange privilege, Class C Shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times between Money-Market Funds and for Class C Shares of Bond or Equity Funds. Class C Shares will not be subject to a contingent deferred sales charge at the time of exchange, but the contingent deferred sales charge will be payable upon redemption which occurs before the expiration of the applicable holding period of any Class C Shares or any shares of a Money-Market Fund received on exchange for Class C Shares. (The contingent deferred sales charge does not apply to any shares acquired as a result of reinvestment of dividends and/or distributions.) For purposes of computing the time period for the applicable contingent deferred sales charge or for the conversion of Class C Shares into Class A Shares, the length of time of ownership of Class C Shares will be determined by time of original purchase and not by the time of the exchange. Any period of 30 days or more during which any Money-Market shares received on an exchange of Class C Shares are held is not counted in computing the period of ownership of Class C Shares. (See "Alternative Purchase Plans.")

Eligible Shares

     The "Class A Eligible Shares" of any Bond or Equity Fund are those Class A Shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Bond or Equity Fund on which any applicable sales charge was paid; (b) acquired by exchange for shares of a Money-Market Fund with payment of the applicable sales charge; (c)acquired in one or more exchanges between shares of a Money-Market Fund and a Bond or Equity Fund so long as the shares of the Bond or Equity Fund were originally purchased as set forth in (a) or (b); (d) acquired on conversion of Class C Shares or (e) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class A Eligible Shares.

     The "CDSC Class A Eligible Shares" of any Bond or Equity Fund are those CDSC Class A Shares which were (a) acquired by direct purchase in the amount of $1 million or more without a sales charge or in certain purchases when Special Dealer Arrangements are in effect or which were received in exchange for CDSC Class A Shares of another Bond or Equity Fund acquired under the same conditions; (b) acquired by exchange for shares of a Money-Market Fund under the same conditions; (c) acquired in one or more exchanges between shares of a Money-Market Fund and a Bond or Equity Fund so long as the shares of the Bond orEquity Fund were originally purchased as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on otherwise CDSC Class A Eligible Shares.

     The "Class C Eligible Shares" of any Bond or Equity Fund are those shares which were (a) acquired by direct purchase including by exchange from a Money-Market Fund, or which were received in exchange for shares of Class C Shares of another Bond or Equity Fund; or (b) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class C Eligible Shares.

     If you own Class A or Class C Eligible Shares of any Bond or Equity Fund, you may exchange them for shares of any Money Market Fund or the Class A or Class C Shares, respectively, of any other Bond or Equity Fund without payment of any sales charge or CDSC. The shares received will continue to be Class A or Class C Eligible shares.

     If you own shares of a Money-Market Fund which you have acquired by exchange for Class A Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for Class A Shares of any Bond or Equity Fund without payment of any sales charge.

     If you own shares of a Money-Market Fund which you have acquired by exchange for CDSC Class A Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for CDSC Class A Shares of any Bond or Equity Fund but you will be required to pay theapplicable contingent deferred sales charge if you redeem such shares before you have held CDSC Class A Shares for four years. You will also be required to pay the applicable contingent deferred sales charge if you redeem such shares of a Money-Market Fund before you have held CDSC Class A Shares for four years. The running of the four-year period is suspended during the period you hold shares of a Money-Market Fund received in exchange for CDSC Class A Shares.

     If you own shares of a Money-Market Fund which you have acquired by exchange for Class C Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for Class C Shares of any Bond or Equity Fund, but you will be required to pay the applicable contingent deferred sales charge if you redeem such Class C Shares before you have held Class C Shares for 12 months. You will also be required to pay the applicable contingent deferred sales charge if you redeem such shares of a Money-Market Fund before you have held Class C Shares for 12 months. The running of the 12-month CDSC period and the six-year conversion period for Class C Shares is suspended during the period you hold shares of a Money-Market Fund received in exchange for Class C Shares. (See "Alternative Purchase Plans.")

     Shares of a Money-Market Fund may be exchanged for shares of another Money-Market Fund or for Class A Shares or Class C Shares of a Bond or Equity Fund; however, if the shares of a Money-Market Fund were not acquired by exchange of Eligible Shares of a Bond or Equity Fund or of shares of a Money-Market Fund acquired in such an exchange, they may be exchanged for Class A Shares of a Bond or Equity Fund only upon payment of the applicable sales charge.

     This Trust, as well as the Money-Market Funds and other Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (iii) the ownership of the accounts from which and to which the exchange is made are identical.

     The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange telephone:

             800-228-4228 toll free or 908-855-5731

     Note: The Trust, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     Exchanges will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Agent of your exchange request. The exchange prices will be the respective net asset values of the shares, unless a sales charge is to be deducted in connection with an exchange of shares, in which case the exchange price of shares of a Bond or Equity Fund will be their public offering price. Prices for exchanges are determined in the same manner as for purchases of the Trust's shares. See "How to Invest in the Trust."

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free Money-Market Fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Treasuries Cash Assets Trust (which invests in U.S. Treasury obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond fund or a tax-free money-market fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Performance

     Advertisements, sales literature and communications to shareholders may contain various measures of the Trust's performance including current yield, taxable equivalent yield, various expressions of total return, current distribution rate and taxable equivalent distribution rate.

     Average annual total return figures, as prescribed by the Securities and Exchange Commission, represent the average annual percentage change in value of a hypothetical $1,000 purchase, invested at the maximum public offering price (offering price includes any applicable sales charge) for 1- and 5-year periods and for a period since the inception of the Trust, to the extent applicable, through the end of such periods, assuming reinvestment (without sales charge) of all distributions. The Trust may also furnish total return quotations for other periods or based on investments at various applicable sales charge levels or at net asset value. For such purposes total return equals the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. See the Additional Statement.

     Current yield reflects the income per share earned by each of the Trust's portfolio investments; it is calculated by (i) dividing the Trust's net investment income per share during a recent 30-day period by (ii) the maximum public offering price on the last day of that period and by (iii) annualizing the result. Taxable equivalent yield shows the yield from a taxable investment that would be required to produce an after-tax yield equivalent to that of the Trust, which invests in tax-exempt obligations. It is computed by dividing the tax-exempt portion of the Trust's yield (calculated as indicated) by one minus a stated income tax rate and by adding the product to the taxable portion (if any) of the Trust's yield. See the Additional Statement.

     Current yield and taxable equivalent yield, which are calculated according to a formula prescribed by the Securities and Exchange Commission (see the Additional Statement), are not indicative of the dividends or distributions which were or will be paid to the Trust's shareholders. Dividends or distributions paid to shareholders are reflected in the current distribution rate or taxable equivalent distribution rate which may be quoted to shareholders. The current distribution rate is computed by (i) dividing the total amount of dividends per share paid by the Trust during a recent 30-day period by (ii) the current maximum offering price and by (iii) annualizing the result. A taxable equivalent distribution rate shows the taxable distribution rate that would be required to produce an after-tax distribution rate equivalent to the Trust's distribution rate (calculated as indicated above). The current distribution rate, unlike yield figures, is not limited to investment performance, but takes into account expenses as well; it also differs from the current yield computation because it could include distributions to shareholders from sources, if any, other than dividends and interest, such as short-term capital gains or return of capital. If distribution rates are quoted in advertising, they will be accompanied by calculations of current yield in accordance with the formula of the Securities and Exchange Commission.

     In each case performance figures are based upon past performance, reflect as appropriate all recurring charges against the Trust's income net of fee waivers and reimbursement of expenses, if any, and will assume the payment of the maximum sales charge, if any, on the purchase of shares, but not on reinvestment of income dividends. The investment results of the Trust, like all other investment companies, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what the Trust's yield, tax equivalent yield, distribution rate, taxable equivalent distribution rate or total return may be in any future period. The annual report of the Trust contains additional performance information that will be made available upon request and without charge.

Description of the Trust and its Shares

     The Trust is an open-end, non-diversified management investment company organized in 1984 as a Massachusetts business trust. (See "Investment of the Trust's Assets" for further information about the Trust's status as "non-diversified.") The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share of its class; shares of the respective classes represent proportionate interests in the Trust in accordance with their respective net asset values. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Trust's classes at that time. All shares are presently divided into three classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

     In addition to Class A and Class C Shares, which are offered by this Prospectus, the Trust also has Institutional Class Shares ("Class Y Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail customers. Class Y Shares are offered by means of a separate prospectus, which can be obtained by calling the Trust at 800-228-4227.

     The primary distinction among the Trust's three classes of shares lies in their different sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All three classes represent interests in the same portfolio of Hawaiian Obligations and have the same rights, except that each class bears the separate expenses, if any, of its Distribution Plan and has exclusive voting rights with respect to its Plan.

Ownership of Shares of the Trust

      Of the Class A Shares of the Trust outstanding on July 2, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ, held of record 8,982,087 shares (15.4%). The Trust's management is not aware of any other person beneficially owning more than 5% of its outstanding shares as of such date. On the basis of information received from the holder, the Trust's management believes that all of the shares indicated are held for the benefit of clients. See the Additional Statement for ownership of the Trust's other classes of shares.

Voting Rights

     At any meeting of shareholders, shareholders are entitled to one (1) vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust, except that the Trust's Board of Trustees may change the name of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or
(ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

                    APPLICATION FOR HAWAIIAN TAX-FREE TRUST
                      FOR CLASS A OR CLASS C SHARES ONLY
                PLEASE COMPLETE STEPS 1 THROUGH 4 AND MAIL TO:
                      ADM, ATTN: AQUILA SM GROUP OF FUNDS
                  581 MAIN STREET, WOODBRIDGE, NJ 07095-1198
                             Tel.# 1-800-228-4228

STEP 1
A. ACCOUNT REGISTRATION

___Individual Use line 1
___Joint Account*   Use lines 1&2
___For a Minor Use line 3
___For Trust, Corporation, Partnership or other Entity Use line 4
* Joint Accounts will be Joint Tenants with rights of survivorship unless otherwise specified.
** Uniformed Gifts/Transfers to Minors Act.

Please type or print name exactly as account is to be registered 1.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
2.________________________________________________________________
    First Name   Middle Initial   Last Name   Social Security Number
3.________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name
Custodian for ____________________________________________________
                   Minor's First Name   Middle Initial   Last Name
Under the ___________UGTMA** _____________________________________
         Name of State       Minors Social Security Number
4. ____________________________________________________
   ____________________________________________________
(Name of Corporation or Partnership. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)
___________________________________________________________________
        Tax I.D. Number    Authorized Individual          Title

B. MAILING ADDRESS AND TELEPHONE NUMBER


____________________________________________________
  Street or PO Box                           City
_______________________________(______)______________
  State           Zip          Daytime Phone Number

Occupation:________________________Employer:________________________

Employer's Address:__________________________________________________
                   Street Address:               City  State  Zip
Citizen or resident of: ___ U.S. ___ Other Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)

C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by Dealer or Broker)

_______________________   _____________________________
Dealer Name                           Branch Number
_______________________   _____________________________
Street Address                   Rep. Number/Name
_______________________   (_______)_____________________
  City    State    Zip     Area Code        Telephone


STEP 2 PURCHASES OF SHARES

A. INITIAL INVESTMENT

Indicate method of payment (For either method, make check payment to: HAWAIIAN TAX-FREE TRUST)

Indicate class of shares:
__  Class A Shares (Front-Payment Class)
__  Class C Shares (Level-Payment Class)

IF NO SHARE CLASS IS MARKED, INVESTMENT WILL AUTOMATICALLY BE MADE
  IN CLASS A SHARES.

   __ Initial Investment $_________ (Minimum $1,000)
   __ Automatic Investment $________ (Minimum $50)
For Automatic Investments of at least $50 per month, you must complete Step 3, Section A, Step 4, Sections A & B and ATTACH A
PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

B. DISTRIBUTIONS

All income dividends and capital gains distributions are automatically reinvested in additional shares at Net Asset Value unless otherwise indicated below.

Dividends are to be:___ Reinvested  ___Paid in cash*
Capital Gains Distributions are to be: ___ Reinvested ___ Paid in cash*
    * For cash dividends, please choose one of the following options:

___ Deposit directly into my/our Financial Institution account.
    ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank, savings bank or credit union.)

___ Mail check to my/our address listed in Step 1B.



STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your Hawaiian Tax-Free Trust account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

B. TELEPHONE INVESTMENT
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Trust toll-free at 1-800-228-4228. To establish this program, please complete Step 4, Sections A & B of this Application.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

C. LETTER OF INTENT

APPLICABLE TO CLASS A SHARES ONLY.
See Terms of Letter of Intent and Escrow at the end of this application
___ Yes ___ No

I/We intend to invest in Class A Shares of the Trust during the 13-month period from the date of my/our first purchase pursuant to this Letter (which purchase cannot be more than 90 days prior to the date of this Letter), an aggregate amount (excluding any reinvestment of dividends or distributions) of at least $25,000 which, together with my/our present holdings of Trust shares (at public offering price on date of this Letter), will equal or exceed the minimum amount checked below:
___  $25,000   ___  $50,000    ___ $100,000   ___ $250,000
___  $500,000  ___  $1,000,000 ___ $2,500,000 ___ $5,000,000

D. AUTOMATIC WITHDRAWAL PLAN

(Minimum investment $5,000)
APPLICABLE TO CLASS A SHARES ONLY.
Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
(Check appropriate box)
___ Yes ___ No

    Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, Administrative Data Management Corp. (the Agent) is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

Dollar Amount of each withdrawal $ ______________beginning________________ .
                                   Minimum: $50             Month/Year
Payments to be made: ___ Monthly or ___ Quarterly

    Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
Financial Institution name, address and your account number.
_______________________________     ______________________________________
First Name Middle Initial Last Name   Financial Institution Name
_______________________________     ______________________________________
  Street                             Financial Institution Street Address
_______________________________     ______________________________________
 City   State Zip                   City   State Zip

                                     ____________________________________
                                     Financial Institution Account Number

E. TELEPHONE EXCHANGE
 (Check appropriate box)
___ Yes ___ No
  This option allows you to effect exchanges among accounts in your name within the AquilaSM Group of Funds by telephone.

    The Agent is authorized to accept and act upon my/our or any other persons telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorneys fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.

F. EXPEDITED REDEMPTION
(Check appropriate box)
___ Yes ___ No
The proceeds will be deposited to your Financial Institution account listed.

    Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this
Trust account is registered.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).
_______________________________   ____________________________________
  Account Registration            Financial Institution Account Number
_______________________________   ____________________________________
  Financial Institution Name      Financial Institution Transit/Routing
                                                                Number
_______________________________   ____________________________________
  Street                            City   State Zip


STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, Administrative Data Management Corp., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits. I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

  Financial Institution Account Number _______________________________________

Name and Address where my/our account is maintained

Name of Financial Institution______________________________________________

Street Address_____________________________________________________________

City___________________________________________State _________ Zip ________
Name(s) and Signature(s) of Depositor(s) as they appear where account is registered

______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)

______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)


                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated
  Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

- I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges. I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment may be subject to applicable sales charges.

- The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller.
  The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out
  (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or
  (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*
__________________________     ____________________________
_________
Individual (or Custodian)      Joint Registrant, if any
Date
__________________________     ____________________________
_________
Corporate Officer, Partner,    Title
Date
Trustee, etc.

* For Trust, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.

SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment,
  Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.

BANKING INFORMATION

- If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-228-4227 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

TERMS OF LETTER OF INTENT AND ESCROW

      By checking Box 3c and signing the Application, the investor is entitled to make each purchase at the public offering price applicable to a single transaction of the dollar amount checked above, and agrees to be bound by the terms and conditions applicable to Letters of Intent appearing below.

      The investor is making no commitment to purchase shares, but if the investor's purchases within thirteen months from the date of the investor's first purchase do not aggregate $25,000, or, if such purchases added to the investor's present holdings do not aggregate the minimum amount specified above, the investor will pay the increased amount of sales charge prescribed in the terms of escrow below.


      The commission to the dealer or broker, if any, named herein shall be at the rate applicable to the minimum amount of the investor's specified intended purchases checked above. If the investor's actual purchases do not reach this minimum amount, the commissions previously paid to the dealer will be adjusted to the rate applicable to the investor's total purchases. If the investor's purchases exceed the dollar amount of the investor's intended purchases and pass the next commission break-point, the investor shall receive the lower sales charge, provided that the dealer returns to the Distributor the excess of commissions previously allowed or paid to him over that which would be applicable to the amount of the investor's total purchases.

      The investor's dealer or broker shall refer to this Letter of Intent in placing any future purchase orders for the investor while this Letter is in effect.

      The escrow shall operate as follows:

1. Out of the initial purchase (or subsequent purchases if necessary), 3% of the dollar amount specified in the Letter of Intent (computed to the nearest full share) shall be held in escrow in shares of the Trust by the Agent. All dividends and any capital distributions on the escrowed shares will be credited to the investor's account.

2. If the total minimum investment specified under the Letter is completed within a thirteen-month period, the escrowed shares will be promptly released to the investor. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

3. If the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. If such difference in sales charges is not paid within twenty days after receipt of a request from the Distributor or the dealer, the Distributor will, within sixty days after the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full shares and any cash proceeds for a fractional share remaining after such redemption will be released to the investor. The escrow of shares will not be released until any additional sales charge due has been paid as stated in this section.

4. By checking Box 3c and signing the Application, the investor irrevocably constitutes and appoints the Agent or the Distributor as his attorney to surrender for redemption any or all escrowed shares on the books of the Trust.

AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan
   (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

  2. Certificates will not be issued for shares of the Trust purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Trust. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Trust at Net Asset Value without a sales charge.

4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the last business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Trust) to redeem all, or any part of, the shares held under the Plan. In such case the
 Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Trust's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.


7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Trust. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Trust, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Trust, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10.Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

INVESTMENT ADVISER
Hawaiian Trust Company, Limited
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Sherri Foster, Senior Vice President
William C. Wallace, Senior Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
Administrative Data Management Corp.
581 Main Street
Woodbridge, New Jersey 07095-1104

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, New York 10154

LEGAL COUNSEL
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

TABLE OF CONTENTS

Highlights                               2
Table of Expenses                        5
Financial Highlights                     6
Introduction                             7
Investment Of The Trust's Assets         7
Investment Restrictions                 13
Net Asset Value Per Share               14
Alternative Purchase Plans              14
How To Invest In The Trust              17
How To Redeem Your Investment           24
Automatic Withdrawal Plan               28
Management Arrangements                 28
Dividend And Tax Information            31
Exchange Privilege                      35
General Information                     38
Application and Letter of Intent


HAWAIIAN
TAX-FREE TRUST

A TAX-FREE
INCOME INVESTMENT

[LOGO]

PROSPECTUS

[LOGO]

ONE OF THE
AQUILASM GROUP OF FUNDS

                   HAWAIIAN TAX-FREE TRUST

                 Supplement to the prospectus
            for Class Y shares dated July 31, 1996

The following material is added to "Highlights":

     Class Y Shares of the Trust are only offered for sale in certain states. (See "How to Invest in the Trust.") If shares of the Trust are sold outside those states, except to certain institutional investors, the Trust may be required to redeem them. If your state of residence is not Hawaii, the dividends from the Trust may be subject to income taxes of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of the Trust.

The following material is added to "How to Invest in the Trust":

     At the date of this supplement, Class Y Shares of the Trust are available only in Hawaii. If you do not reside in Hawaii you should not purchase shares of the Trust. If shares are sold outside of Hawaii, except to certain institutional investors, the Trust can redeem them. Such a redemption may result in a loss to you and may have tax consequences. In addition, if your state of residence is not Hawaii, the dividends from the Trust may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of the Trust.

       The date of this supplement is December 27, 1996

                     Hawaiian Tax-Free Trust
                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                         800-228-4227
                         212-697-6666

Prospectus
Institutional Class Shares
Class Y Shares                                      July 31, 1996

     The Trust is a mutual fund whose objective is to seek to provide as high a level of current income exempt from Hawaiian State and regular Federal income taxes as is consistent with preservation of capital by investing primarily in obligations which pay interest exempt from Hawaiian State and Federal income taxes. These obligations must, at the time of purchase, either be rated within the four highest credit ratings (considered as investment grade) assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, be determined to be of comparable quality by the Trust's investment adviser, Hawaiian Trust Company, Limited.

     There are three classes of shares of the Trust:
Institutional Class Shares ("Class Y Shares") are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee. (See "How to Purchase Class Y Shares.") The other classes, Front-Payment Class Shares ("Class A Shares") and Level-Payment Class Shares ("Class C Shares") are not offered by this Prospectus. See "General Information - Description of the Trust and its Shares."

     This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust dated July 31, 1996, (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to Administrative Data Management Corp., the Trust's Shareholder Servicing Agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the Trust and its management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in the Prospectus. Only when you have read both the Prospectus and the Additional Statement are all material facts about the Trust available to you.

SHARES OF THE TRUST ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY HAWAIIAN TRUST COMPANY, LTD. (THE "ADVISER"), BANK OF HAWAII, ITS BANK OR NON-BANK AFFILIATES OR BY ANY OTHER BANK. SHARES OF THE TRUST ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     AN INVESTMENT IN THE TRUST INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      FOR PURCHASE, REDEMPTION OR ACCOUNT INQUIRIES CONTACT
                  THE TRUST'S TRANSFER AGENT:
              ADMINISTRATIVE DATA MANAGEMENT CORP.
           581 MAIN STREET, WOODBRIDGE, NJ 07095-1104
           CALL 800-228-4228 TOLL FREE OR 908-855-5731

           FOR GENERAL INQUIRIES & YIELD INFORMATION,
           CALL 800-228-4227 TOLL FREE OR 212-697-6666

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HIGHLIGHTS

     Hawaiian Tax-Free Trust, founded by Aquila Management Corporation in 1984 and one of the Aquilasm Group of Funds, is an open-end mutual fund which invests primarily in tax-free municipal bonds, the kind of obligations issued by the State of Hawaii, its counties and various other local authorities to finance such long-term projects as schools, roads, hospitals, housing and harbor facilities throughout Hawaii. (See "Introduction.")

     Tax-Free Income - The municipal obligations in which the Trust invests pay interest which is exempt from both regular Federal and State of Hawaii income taxes. Dividends paid by the Trust from this income are likewise free of both such taxes. It is, however, possible that in certain circumstances, a small portion of the dividends paid by the Trust will be subject to income taxes. In addition, the Federal alternative minimum tax ("AMT") may apply to some investors, but its impact will be limited, since not more than 20% of the Trust's net assets can be invested in obligations paying interest which is subject to this tax. The receipt of exempt-interest dividends from the Trust may result in some portion of social security payments or railroad retirement benefits being included in taxable income. Capital gains distributions, if any, are taxable. (See "Dividend and Tax Information.")

     Investment Grade - The Trust will acquire only those municipal obligations which, at the time of purchase, are within the four highest credit ratings assigned by Moody's Investors Service, Inc., or Standard & Poor's Corporation, or are determined by the Adviser to be of comparable quality. In general there are nine separate credit ratings, ranging from the highest to the lowest credit ratings for municipal obligations. Obligations within the top four ratings are considered "investment grade," but those in the fourth rating may have speculative characteristics as well. (See "Investment of the Trust's Assets.")

     Initial Investment - You may open your account with any purchase of $1,000 or more or by opening an Automatic Investment Program which makes purchases of $50 or more each month. See the Application, which is in the back of the Prospectus. (See "How to Invest in the Trust.")

     Additional Investments - You may make additional investments at any time and in any amount, directly, or if in an amount of $50 or more, through the convenience of having your investment electronically transferred from your financial institution account into the Trust by Automatic Investment or Telephone Investment. (See "How to Invest in the Trust.")

     Alternative Purchase Plans - The Trust provides alternative ways to invest. (See "Description of the Trust and its Shares.") For this purpose the Trust offers classes of shares, which differ in their expense levels and sales charges:

     Institutional Class Shares ("Class Y Shares") are offered by this Prospectus. Class Y Shares are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee. (See "How to Purchase Class Y Shares.")

     The other classes, Front-Payment Class Shares ("Class A
Shares") and Level-Payment Class Shares ("Class C Shares")are not offered by this Prospectus. See "General Information -
Description of the Trust and its Shares."

     Monthly Income - Dividends are declared daily and paid monthly. At your choice, dividends are paid by check mailed to you, directly deposited into your financial institution account or automatically reinvested without sales charge in additional shares of the Trust at the then-current net asset value. Specific classes of shares will have different dividend amounts due to their particular expense levels. (See "Dividend and Tax Information.")

     Many Different Issues - You have the advantages of a portfolio on which consists of over 260 separate issues with different maturities. (See "Investment of the Trust's Assets.")

     Local Portfolio Management - Hawaiian Trust Company,
Limited serves as the Trust's Investment Adviser, providing experienced local professional management. It is a subsidiary of Bank of Hawaii, was founded in 1898 and is the oldest and largest trust company in Hawaii, administering approximately $12 billion in client assets, including investment authority over $1 billion in Hawaiian municipal bonds. The Trust pays monthly fees to its Adviser and to its Administrator at an aggregate rate of 0.40% of average annual net assets. (See "Table of Expenses" and "Management Arrangements.")

     Redemptions - Liquidity - You may redeem any amount of your Class Y Shares account on any business day at the next determined net asset value by telephone, FAX or mail request, with proceeds being sent to a predesignated financial institution, if you have elected Expedited Redemption. Proceeds will be wired or transferred through the facilities of the Automated Clearing House, wherever possible, upon request, if in an amount of $1,000 or more, or will be mailed. For these and other redemption procedures see "How to Redeem Your Investment." There are no redemption fees for redemption of Class Y Shares.

     Certain Stabilizing Measures - The Trust will employ such traditional measures as varying maturities, upgrading credit standards for portfolio purchases, broadening diversification and increasing its position in cash, in an attempt to protect against declines in the value of its investments and other market risks. (See "Certain Stabilizing Measures.")

     Other Investments - The Trust may purchase certain taxable short-term investments. Although it has no present intention of doing so, the Trust may also, to a limited degree, buy and sell futures contracts and options on futures contracts.
(See "Investment of the Trust's Assets.")

     Exchanges - You may exchange Class Y Shares of the
Trust into Class Y Shares of other Aquila-sponsored tax-free municipal bond mutual funds and two Aquila- sponsored equity funds. You may also exchange them into shares of the Aquila-sponsored money market funds. The exchange prices will be the respective net asset values of the shares. (See "Exchange Privilege.")

     Risks and Special Considerations - The share price, determined on each business day, varies with the market prices of the Trust's portfolio securities, which fluctuate with market conditions including prevailing interest rates. Accordingly, the proceeds of redemptions may be more or less than your original cost. (See "Factors Which May Affect the Value of the Trust's Investments and Their Yields.") The Trust's assets, being primarily or entirely Hawaiian issues, are subject to economic and other conditions affecting Hawaii. (See "Risk Factors and Special Considerations Regarding Investment in Hawaiian Obligations.") Moreover, the Trust is classified as a "non-diversified" investment company, because it may choose to invest in the obligations of a relatively limited number of issuers. (See "Investment of the Trust's Assets.") The Trust may also, to a limited degree, buy and sell futures contracts and options on futures contracts, although since inception the Trust has not done so and has no present intention to do so. There may be risks associated with these practices. (See "Certain Stabilizing Measures.")


     Statements and Reports - You will receive statements of your account monthly as well as each time you add to your account or take money out. Additionally, you will receive a Semi-Annual
Report and an audited Annual Report.


                     HAWAIIAN TAX-FREE TRUST
                        TABLE OF EXPENSES

                                                          Class Y
Shareholder Transaction Expenses                          Shares
   Maximum Sales Charge Imposed on Purchases              None
     (as a percentage of the offering price)
   Maximum Sales Charge Imposed on Reinvested Dividends   None
   Deferred Sales Charge                                  None
   Redemption Fees                                        None
   Exchange Fee                                           None

Annual Trust Operating Expenses (1)
  (as a percentage of average net assets)

   Investment Advisory Fee                                0.14%
   All other expenses (2)                                 0.39%
     Administration Fee                              0.26%
     Other Expenses (2)                              0.13%
   Total Trust Operating Expenses (2)                     0.53%

Example (3)
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:
          1 Year         3 Years        5 Years        10 Years
           $5             $17             $30            $66

(1) Estimated based upon actual expenses incurred by the Trust during its most recent fiscal year. During that period, only Class A shares were outstanding.

(2) Does not reflect a 0.01% expense offset in custodian fees received for uninvested cash balances. Reflecting this offset, other expenses, all other expenses, and total Trust operating expenses for Class Y Shares would have been 0.12%, 0.38% and 0.52%, respectively.

(3) The expense example is based upon the above annual Trust operating expenses. It is also based upon amounts at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less total annual operating expenses; the expense ratio was applied to an assumed average balance (the year's starting investment plus one-half the year's results). Each figure represents the cumulative expenses so determined for the period specified.




THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST
OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE
SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL MUTUAL FUNDS USE THE 5% ANNUAL RATE OF RETURN FOR PURPOSES OF PREPARING
THE ABOVE EXAMPLE.

The purpose of the above table is to assist the investor in understanding the various costs that an investor in the Trust will bear directly or indirectly. The assumed 5% annual return should not be interpreted as a prediction of an actual return, which may be higher or lower.




THE FOLLOWING HISTORICAL FINANCIAL INFORMATION APPLIES ONLY TO
SHARES OF THE
TRUST WHICH HAVE BEEN DESIGNATED CLASS A SHARES, UPON ADOPTION OF
THE CLASS
STRUCTURE DESCRIBED IN THE PROSPECTUS.  CLASS A SHARES ARE NOT
OFFERED BY
THIS PROSPECTUS. SIMILAR INFORMATION DOES NOT EXIST FOR CLASS Y
SHARES WHICH
ARE OFFERED BY THIS PROSPECTUS.


                     HAWAIIAN TAX-FREE TRUST
                      FINANCIAL HIGHLIGHTS
          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

     The following table of Financial Highlights as it relates to the five years ended March 31, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included in the Trust's financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes. On October 24, 1989, Aquila Management Corporation, originally the
Trusts Sub-Adviser and Administrator, became Administrator only.




                              Year ended March 31,
                         1996           1995           1994           1993

Net Asset Value,
 Beginning
 of Year                 $11.13         $11.19         $11.60         $11.10
Inco
me from
Investment Operations:
 Net investment
 income                  0.61           0.62           0.63           0.68
Net gain (loss) on
 securities (both
 realized and
 unrealized)..........   0.18           (0.01)         (0.38)         0.50
Total from Investment
 Operations...........   0.79           0.61           0.25           1.18
Less Distributions:
 Dividends from net
 investment income       (0.61)         (0.62)         (0.63)         (0.68)
Distributions from
capital gains              -            (0.05)         (0.03)           -
Total Distributions...   (0.61)         (0.67)         (0.66)         (0.68)
Net Asset Value,
End of Year...........   $11.31         $11.13         $11.19         $11.60
Total Return (not
reflecting sales
charge)                  7.16%          5.75%          2.01%          10.98%
Ratios/Supplemental
Data
 Net Assets,
 End of Year (in
 thousands)             $659,925        $642,556       $640,465       $597,828

Ratio of Expenses
 to Average Net
 Assets                  0.72%          0.75%          0.74%          0.71%
Ratio of Net
 Investment
 Income to Average
 Net Assets...........   5.32%          5.65%          5.46%          5.92%

Portfolio Turnover
Rate..................   28%            33%            16%            11%

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and the expense offset in custodian fees for uninvested cash balances would have been:

Net Investment
 Income                  $0.61          $0.62          $0.63          $0.68
Ratio of Expenses
 to Average Net
 Assets                  0.73%          0.77%          0.76%          0.73%
Ratio of Net
Investment Income
to Average Net
Assets................   5.31%          5.63%          5.44%          5.90%




          1992     1991     1990     1989     1988     1987     1986

         $10.85   $10.78   $10.60   $10.60   $11.14   $11.02    $9.54
           0.71     0.72     0.74     0.75     0.75     0.77     0.85
           0.25     0.07     0.18      -     (0.54)     0.13     1.46
           0.96     0.79     0.92     0.75     0.21     0.90     2.31
         (0.71)   (0.72)   (0.74)   (0.75)   (0.75)   (0.78)    (0.83)
            -        -        -        -        -        -         -
         (0.71)   (0.72)   (0.74)   (0.75)   (0.75)   (0.78)    (0.83)
         $11.10   $10.85   $10.78   $10.60   $10.60    $11.1    $11.02
          9.15%    7.62%    8.88%    7.23%    2.18%    8.52%    25.37%
       $475,469 $397,258 $336,503 $254,098 $224,321 $192,462   $90,709
          0.70%    0.71%    0.73%    0.78%    0.77%    0.85%     0.61%
          6.44%    6.68%    6.80%    7.02%    7.06%    6.88%     7.80%
            16%      27%       7%      19%      34%      20%       32%
          $0.71    $0.72    $0.74    $0.75    $0.75    $0.77     $0.80
          0.72%    0.73%    0.80%    0.80%    0.78%    0.87%     1.07%
          6.42%    6.67%    6.75%    7.00%    7.04%    6.86%     7.33%



                          INTRODUCTION

     The Trust's shares are designed to be a suitable investment for individuals, corporations, institutions and fiduciaries who seek income exempt from regular Federal and Hawaiian State income taxes.

     You may invest in shares of the Trust as an alternative to direct investments in Hawaiian Obligations, as defined below, which may include obligations of certain non-Hawaiian issuers. The Trust offers you the opportunity to keep assets fully invested in a vehicle that provides a professionally managed portfolio of Hawaiian Obligations which may, but not necessarily will, be more diversified, higher yielding or more stable and more liquid than you might be able to obtain on an individual basis by direct purchase of Hawaiian Obligations. In some cases, the portfolio may also contain taxable investments. Through the convenience of a single security consisting of shares of the Trust, you are also relieved of the inconvenience associated with direct investments of fixed denominations, including the selecting, purchasing, handling, monitoring call provisions and safekeeping of Hawaiian Obligations.

     Hawaiian Obligations are a type of municipal obligation. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The two principal classifications of municipal obligations are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less while municipal bonds have extended maturities. Municipal notes include: project notes, which sometimes carry a U.S. Government guarantee; tax anticipation notes; revenue anticipation notes; bond anticipation notes; construction loan notes and floating and variable rate demand notes. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment. The purposes for which municipal obligations are issued include the construction of a wide range of public facilities such as highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities.

                INVESTMENT OF THE TRUST'S ASSETS

     In seeking its objective of providing as high a level of current income which is exempt from both Hawaiian State and regular Federal income taxes as is consistent with the preservation of capital, the Trust will invest primarily in Hawaiian Obligations (as defined below). There is no assurance that the Trust will achieve its objective, which is a fundamental policy of the Trust. (See "Investment Restrictions.") The Trust may also invest in Taxable Short-Term Obligations (as defined below). Although it has no present intention of doing so, it may purchase and sell futures contracts on municipal bond indices and on U.S. Government securities and may write and purchase put and call options on these contracts (see below).

     As used in the Prospectus and the Additional Statement, the term "Hawaiian Obligations" means obligations, including those of certain non-Hawaiian issuers, of any maturity which pay interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from Hawaiian State and regular Federal income taxes. Although exempt from regular Federal income tax, interest paid on certain types of Hawaiian Obligations, and dividends which the Trust might pay from this interest, are preference items as to the Federal alternative minimum tax; for further information, see "Dividend and Tax Information." As a fundamental policy, at least 80% of the Trust's net assets will be invested in Hawaiian Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Trust can invest up to 20% of its net assets in obligations which are subject to the Federal alternative minimum tax. The Trust may refrain entirely from purchasing these types of Hawaiian Obligations. (See "Dividend and Tax Information.")

     The non-Hawaiian bonds or other obligations the interest on which is exempt under present law from Hawaiian State and regular Federal income taxes are those issued by or under the authority of Guam, Northern Mariana Islands, Puerto Rico and the Virgin Islands. As a Hawaii-oriented trust, at least 65% of the Trust's total assets will be invested in Hawaiian Obligations of Hawaiian issuers.

     In general, there are nine separate credit ratings, ranging from the highest to the lowest quality standards for municipal obligations. So that the Trust will have a portfolio of quality-oriented (investment grade) securities, the Hawaiian Obligations which the Trust will purchase must, at the time of purchase, either (i) be rated within the four highest credit ratings assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"); or
(ii) if unrated, be determined to be of comparable quality to municipal obligations so rated, by Hawaiian Trust Company, Limited (the "Adviser"), the Trust's investment adviser, subject to the direction and control of the Trust's Board of Trustees. Municipal obligations rated in the fourth highest credit rating are considered by such rating agencies to be of medium quality and thus may present investment risks not present in more highly rated obligations. Such bonds lack outstanding investment characteristics and may in fact have speculative characteristics as well; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. If after purchase the rating of any rated Hawaiian Obligation is downgraded such that it could not then be purchased by the Trust, or, in the case of an unrated Hawaiian Obligation, if the Adviser determines that the unrated obligation is no longer of comparable quality to those rated obligations which the Trust may purchase, it is the current policy of the Trust to cause any such obligation to be sold as promptly thereafter as the Adviser in its discretion determines to be consistent with the Trust's objectives; such obligation remains in the Trust's portfolio until it is sold. In addition, because a downgrade often results in a reduction in the market price of a downgraded obligation, sale of such an obligation may result in a loss. See Appendix A to the Additional Statement for further information as to these ratings. The Trust can purchase industrial development bonds without limit but only if they meet the definition of Hawaiian Obligations, i.e., the interest on them is exempt from Hawaiian State and regular Federal income taxes. The Trust may invest without limit in Hawaiian Obligations which are repayable from economically related projects or facilities. Such investments could involve an increased risk to the Trust should any of such issuers or related projects or facilities experience financial difficulties.

     The "Taxable Short-Term Obligations" which the Trust may purchase are obligations maturing in one year or less from the date of purchase by the Trust which are either
(i) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Obligations"); see the Additional Statement for further information; (ii) commercial paper rated Prime-1 by Moody's or A-1 by S&P (see Appendix A to the Additional Statement); or (iii) bank obligations, such as certificates of deposit, bankers acceptances and fixed time deposits, issued by a domestic bank subject to regulation by the U.S. Government having total assets of at least $1.5 billion. Under normal market conditions the Trust cannot purchase Taxable Short-Term Obligations or purchase or sell Municipal Bond Index Futures, U.S. Government Securities Futures or options on Futures if thereafter more than 20% of its total assets would consist of such Obligations, cash, margin deposits on such Futures and margin deposits and premiums on options on such Futures, except for defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Hawaiian Obligations. The Trust may also invest in Taxable Short-Term Obligations (within such 20% limit) pending investment in Hawaiian Obligations of the proceeds of the sale of shares or the sale of Hawaiian Obligations. The Trust may enter into repurchase agreements as to Taxable Short-Term Obligations; see "Repurchase Agreements" below. Income from "Taxable Short-Term Obligations" and repurchase agreements is taxable and therefore is not included in the "exempt-interest" dividends which the Trust will pay; see "Dividend and Tax Information."

     The Trust is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust also intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"). One of the tests for such qualification under the Code is, in general, that at the end of each fiscal quarter of the Trust, at least 50% of its assets must consist of (i) cash and (ii) securities which, as to any one issuer, do not exceed 5% of the value of the Trust's assets. If the Trust had elected to register under the 1940 Act as a "diversified" investment company, it would have to meet the same test as to 75% of its assets. The Trust may therefore not have as much diversification among securities, and thus diversification of risk, as if it had made this election under the 1940 Act. In general, the more the Trust invests in the securities of specific issuers, the more the Trust is exposed to risks associated with investments in those issuers. The Trust's assets, being primarily or entirely Hawaiian issues, are accordingly subject to economic and other conditions affecting Hawaii. (See "Risk Factors and Special Considerations Regarding Investment in Hawaiian Obligations.")

Certain Stabilizing Measures

     The Trust will employ such traditional measures as varying maturities, upgrading credit standards for portfolio purchases, broadening diversification and increasing its position in cash and cash equivalents in attempting to protect against declines in the value of its investments and other market risks. There can, however, be no assurance that these will be successful.

     Although the Trust has no current intention of using futures and options, to the limited degree described below, the Trust may purchase and sell futures contracts on municipal bond indices ("Municipal Bond Index Futures") and on United States government securities ("U.S. Government
Securities Futures"); both kinds of futures contracts are "Futures." The Trust may also write and purchase put and call options on Futures.

     Although it does not currently do so, and since inception has not done so, the Trust may buy and sell futures and options to attempt to hedge against changes in the market price of the Trust's Hawaiian Obligations caused by interest rate fluctuations. Futures and options also may provide a hedge against increases in the cost of securities the Trust intends to purchase. Under normal market conditions, the Trust cannot purchase or sell Municipal Bond Index Futures, U.S. Government Securities Futures, or options on Futures if thereafter more than 20% of its total assets would consist of cash, margin deposits on such Futures and margin deposits and premiums on such options, except for temporary defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Hawaiian Obligations. Under an applicable regulatory rule, the Trust will not enter into Futures or options for which the aggregate initial margins and premiums paid for options exceed 5% of the fair market value of the Trust's assets. (See the Additional Statement.)

     The primary risks associated with the use of Futures and options are: (i) imperfect correlation between the change in the market value of the securities held in the Trust's portfolio and the prices of Futures or options purchased or sold by the Trust; (ii) incorrect forecasts by the Adviser concerning interest rates which may result in the hedge being ineffective; and (iii) possible lack of a liquid secondary market for a Future or option; the resulting inability to close a Futures or options position could adversely affect the Trust's hedging ability.

     For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security being hedged. The risk of imperfect correlation of these price changes is increased as the composition of the Trust's portfolio is divergent from the debt securities underlying the hedging instrument. To date the Adviser has had no experience in the use of Futures or options on them.

     The liquidity of a secondary market in a Future may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which restrict the amount of change in the contract price allowed during a single trading day. Thus, once a daily limit is reached, no further trades may be entered into beyond the limit, thereby preventing the liquidation of open positions. Prices have in the past reached the daily limit on a number of consecutive trading days. For further information about Futures and options, see the Additional Statement.

     When and if the Trust determines to use Futures and options, the Prospectus will be supplemented.

Floating and Variable Rate Demand Notes

     Floating and variable rate demand notes are tax-exempt obligations which may have a stated maturity in excess of one year, but permit the holder to demand payment of principal at any time, or at specified intervals not exceeding one year, in each case upon not more than 30-days' notice. The issuer of such notes normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days' notice to the noteholders. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.


Participation Interests

     The Trust may purchase from financial institutions participation interests in Hawaiian Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Trust an undivided interest in the underlying Hawaiian Obligations in the proportion that the Trust's participation interest bears to the total amount of the underlying Hawaiian
Obligations. All such participation interests must meet the Trust's credit requirements. (See "Limitation to 10% as to Certain Investments.")


When-Issued and Delayed Delivery Purchases

     The Trust may buy Hawaiian Obligations on a when-issued or delayed delivery basis when it has the intention of acquiring them. The Hawaiian Obligations so purchased are subject to market fluctuation and no interest accrues to the Trust until delivery and payment take place; their value at the delivery date may be less than the purchase price.
The Trust cannot enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Trust's total assets, less liabilities other than the obligations created by when-issued commitments. If the Trust chooses to dispose of the right to acquire a when-issued obligation prior to its acquisition, it could, as with the disposition of any other portfolio holding, incur a gain or loss due to market fluctuation; any such gain would be a taxable short-term gain. The Trust places an amount of assets equal in value to the amount due on the settlement date for the when-issued or delayed delivery securities being purchased in a segregated account with the Custodian, which is marked to market every business day. See the Additional Statement for further information.

Repurchase Agreements

     The Trust may purchase securities (limited to Taxable Short-Term Obligations) subject to repurchase agreements. Repurchase agreements may be entered into only with commercial banks or broker-dealers. A repurchase agreement occurs when, at the time the Trust purchases a security, the Trust also resells it to the vendor and must deliver the security (or securities substituted for it) to the vendor on an agreed-upon date in the future.
(The securities so resold or substituted are referred to herein as the "Resold Securities.") The Resold Securities will be held by the Trust's custodian bank. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Trust's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Trust's risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. However, in the opinion of the Trust this risk is not material since, upon default, the Resold Securities constitute security for the repurchase obligation.
Repurchase agreements can be considered as "loans" collateralized by the Resold Securities (such agreements being defined as "loans" in the 1940 Act). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. Additionally, the Adviser will regularly review the financial strength of all vendors of repurchase agreements to the Trust.

Limitation to 10% as to Certain Investments

     Due to their possible limited liquidity, the Trust cannot make certain investments if thereafter more than 10% of its net assets would consist of such investments.
The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days;
(ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons (which the Trust does not expect to own); and
(iv) securities for which market quotations are not readily available. However, this 10% limit does not include any investments as to which the Trust can exercise the right to demand payment in full within three days and as to which there is a secondary market.
Floating and variable rate demand notes and participation interests (including municipal lease/purchase obligations) are considered illiquid unless determined by the Board of Trustees to be readily marketable.

 Factors Which May Affect the Value
of the Trust's Investments and Their Yields

     The value of the Hawaiian Obligations and Taxable
Short-Term Obligations (collectively, "Obligations") in which the Trust invests will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after the Trust buys
Obligations, the value of the Obligations will normally go down; if these rates go down, the value of the Obligations will normally go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term Obligations than on long-term Obligations. Long-term Obligations (which often have higher yields) may fluctuate in value more than short-term ones.

Portfolio Insurance

     The purpose of having insurance on some investments in Hawaiian Obligations in the Trust's portfolio is to reduce financial risk for investors in the Trust.

     Insurance as to the timely payment of principal and interest when due for Hawaiian Obligations is acquired as follows:

     (i) obtained by the issuer of the Hawaiian Obligations at the time of original issue of the obligations, known as "New Issue Insurance," or

     (ii) purchased by the Trust or a previous owner with respect to specific Hawaiian Obligations, termed "Secondary
Market Insurance."

     The insurance of principal under these types of insurance policies refers to the payment of the face or par value of the Hawaiian Obligation when due. Insurance is not affected by nor does it insure the price paid by the Trust for the obligation. The market value of obligations in the Trust will, from time to time, be affected by various factors including the general movement of interest rates.
The value of the Trust's shares is not insured.

     In order to attempt to reduce financial risk to the Trust's investors, it is the Trust's current policy, which may be changed, that the majority of the Trust's assets will be invested in insured Hawaiian Obligations. However, if the Board of Trustees determines that there is an inadequate supply in the marketplace of Hawaiian Obligations covered by New Issue Insurance and that appropriate Secondary Market Insurance cannot be obtained for other Hawaiian Obligations on terms that are financially advantageous to the Trust as a result of market conditions or other factors, then the Trust will invest in Hawaiian Obligations that are not insured. Use of insurance is not a fundamental policy of the Trust.

     New Issue Insurance is obtained by the issuer of the Hawaiian Obligations and all premiums respecting such securities are paid in advance by such issuer. Such policies are noncancelable and continue in force so long as the Hawaiian
Obligations are outstanding and the insurer remains in business.

     The Trust may also purchase Secondary Market Insurance on any Hawaiian Obligation purchased by the Trust. By purchasing Secondary Market Insurance, the Trust will obtain, upon payment of a single premium, insurance against nonpayment of scheduled principal and interest for the remaining term of the Hawaiian Obligation, regardless of whether the Trust then owned such security. Such insurance coverage is noncancelable and continues in force so long as the security so insured is outstanding and the insurer remains in business. The purposes of acquiring Secondary
Market Insurance are to insure timely payment of principal and interest when due, and to enable the Trust to sell a Hawaiian Obligation to a third party as a high rated insured Hawaiian Obligation at a market price greater than what otherwise might be obtainable if the security were sold without the insurance coverage. There is no assurance that such insurance can be obtained at rates that would make its purchase advantageous to the Trust.

     New Issue Insurance and Secondary Market Insurance will be obtained from some or all of the following:
Municipal Bond Investors Assurance Corporation ("MBIA"),
Financial Guaranty Insurance Company ("FGIC") and AMBAC
Indemnity Corporation ("AMBAC Indemnity"). See the
Additional Statement for information about these companies.
The Trust may also purchase insurance from, or Hawaiian
Obligations insured by, other insurers.

Risk Factors and Special Considerations
Regarding Investment in Hawaiian Obligations

     The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on the Hawaiian
Obligations contained in the portfolio of the Trust. Such information is derived from sources that are generally available to investors and is believed by the Trust to be accurate, but has not been independently verified and may not be complete.

     As of the date of this Prospectus, economic data available indicate that 1995 was a year of mild expansion in Hawaii, with lingering areas of weakness and not enough economic growth to do more than halt the slide in employment. Local economic sources expect that the economy will gain some further strength this year. Despite the lower unemployment rate and strong growth in tourism, business activity in the state remained sluggish. Disinflation has accompanied the lower growth rate.

     Tourism is the State's principal industry. Tourist arrivals and spending provided a needed boost to the Hawaiian economy in 1995. The decline in construction, underway since mid-1991, continued.

     Value retailers from the mainland have been aggressively penetrating island markets for several years.
As a result, local retailers have been repositioning themselves to confront the competition posed by the newcomers. Some retailers have been forced out of the industry, and as a result, retail employment continues at a low level, despite the opening of several new retail outlets.

     Job loss also accompanied the closure or announcement of timetables for closure of several sugar plantations around the state.

     Combined with more gradual reductions in the number of military personnel stationed on the islands and civilian military employees in the military, during 1995, Hawaii was able to create only slightly more jobs than it lost, leaving the job count between 1993 and 1995 virtually unchanged.

     The prolonged weakness has resulted in pressures for the State to achieve a balanced budget by significant cuts in expenditures. These reductions will pressure government to operate in a much leaner and more efficient manner.

     The Hawaiian economy may also be adversely impacted by the uncertainty in the general interest rate environment caused by outside factors.

                     INVESTMENT RESTRICTIONS

     The Trust has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Trust's outstanding shares vote to change them. (See the Additional Statement for a definition of such a majority.) All other policies can be changed from time to time by the Board of Trustees without shareholder approval. Some of the more important of the Trust's fundamental policies, not otherwise identified in the Prospectus, are set forth below; others are listed in the Additional Statement.

1. The Trust invests only in certain limited securities.

     The Trust cannot buy any securities other than those listed under "Investment of the Trust's Assets"; the Trust may also purchase and sell Futures and options on them within the limits there discussed.

2. The Trust has industry investment requirements.

     The Trust cannot buy the Obligations of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry; Hawaiian Obligations (except for the industrial development bonds discussed below), U.S. Government Securities and domestic bank Obligations are not included in this limit.
In applying this restriction, the Trust will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

3. The Trust can make loans only by lending securities or entering into repurchase agreements.

     The Trust can buy those Obligations which it is permitted to buy (see "Investment of the Trust's Assets"); this is investing, not making a loan. The Trust can, to increase its income, lend its portfolio securities up to 10% of the value of its total assets on a collateralized basis to broker-dealers, banks and certain financial institutions, (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Trust may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Trust and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan. Income from securities loans is taxable and therefore it is not included in the "exempt-interest" dividends which the Trust may pay.

4. The Trust can only borrow in limited amounts for special purposes.

     The Trust can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets and can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets.
However, this shall not prohibit margin arrangements in connection with the purchase or sale of Municipal Bond
Index Futures, U.S. Government Securities Futures or options on them, or the payment of premiums on those options. Interest on borrowings would reduce the Trust's income. The Trust will not purchase any Obligations while it has any outstanding borrowings which exceed 5% of the value of its total assets. Except in connection with borrowings, the Trust will not issue senior securities.

                    NET ASSET VALUE PER SHARE

     The Trust's net asset value and offering price per share of each class are determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open (a "business day"). The net asset value per share is determined by dividing the value of the net assets (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares outstanding. Determination of the value of the Trust's assets is subject to the direction and control of the Trust's Board of Trustees. In general it is based on fair value, except that Obligations maturing in 60 days or less are generally valued at amortized cost; see the Additional Statement for further information.

                   HOW TO INVEST IN THE TRUST

     Institutional Class Shares (Class Y Shares) are offered only to institutional investors for investments held in a fiduciary, advisory, agency, custodial or similar capacity, or through them to their clients, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee.

How to Purchase Class Y Shares

     Class Y Shares of the Trust may be purchased through any investment broker or dealer (a "selected dealer") which has a sales agreement with Aquila Distributors, Inc. (the "Distributor") or through the Distributor. There are two ways to make an initial investment: (i) order the shares through your investment broker or dealer, if it is a selected dealer; or
(ii) mail the Application with payment to Administrative Data Management Corp. (the "Agent") at the address on the Application. There is no sales charge on initial or subsequent investments. You are urged to complete an Application and send it to the Agent so that expedited shareholder services can be established at the time of your investment.

     The minimum initial investment for Class Y Shares is $1,000, except as otherwise stated in the Prospectus or Additional Statement. You may also make an initial investment by establishing an Automatic Investment Program . To do this you must open an account for automatic investments of at least $50 each month and make an initial investment of at least $50. (See below and "Automatic Investment Program" in the Application.) Such investment must be drawn in United States dollars on a United States commercial or savings bank, credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution"). You may make subsequent investments in Class Y Shares in any amount (unless you have an Automatic Withdrawal Plan). Your subsequent investment may be made through a selected dealer or by forwarding payment to the Agent, with the name(s) of account owner(s), the account number and the name of the Trust. With subsequent investments, please send the pre-printed stub attached to the Trust's confirmations.

     Subsequent investments of $50 or more in Class Y Shares can be made by electronic funds transfer from your demand account at a Financial Institution. To use electronic funds transfer for your purchases, your Financial Institution must be a member of the Automated Clearing House and the Agent must have received your completed Application designating this feature, or, after your account has been opened, a Ready
Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment"), or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Trust may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

     The offering price for Class Y Shares is the net asset value per share. The offering price determined on any day applies to all purchase orders received by the Agent from selected dealers that day, except that orders received by it after 4:00 p.m. New York time will receive that day's offering price only if such orders were received by selected dealers from customers prior to such time and transmitted to the Distributor prior to its close of business that day
(normally 5:00 p.m. New York time); if not so transmitted, such orders will be filled at the next determined offering price. Selected dealers are required to transmit orders promptly. Investments by mail are made at the offering price next determined after receipt of the purchase order by the Agent. Purchase orders received on other than a business day will be executed on the next succeeding business day. Purchases by Automatic Investment and Telephone Investment will be executed on the first business day occurring on or after the date an order is considered received by the Agent at the price determined on that day. In the case of Automatic Investment your order will be executed on the date you specified for investment at the price determined on that day. If that day is not a business day your order will be executed at the price determined on the next business day. In the case of Telephone Investment your order will be filled at the next determined offering price.
If your order is placed after the time for determining the net asset value of the Trust shares for any day it will be executed at the price determined on the following business day. The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Distributor when the Distributor judges it in the Trust's best interest to do so.

Possible Compensation for Dealers

     The Distributor, at its own expense, may also provide additional compensation to dealers in connection with sales of any class of shares of the Trust. Additional compensation may include payment or partial payment for advertising of the Trust's shares, payment of travel expenses, including lodging, incurred in connection with attendance at sales seminars taken by qualifying registered representatives to locations within or outside of the United States, other prizes or financial assistance to securities dealers in offering their own seminars or conferences. In some instances, such compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of such shares. Dealers may not use sales of the Trust's shares to qualify for the incentives to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. The cost to the Distributor of such promotional activities and such payments to participating dealers will not exceed the amount of the sales charges in respect of sales of all classes of shares of the Trust effected through such participating dealers, whether retained by the Distributor or reallowed to participating dealers. No such additional compensation to dealers in connection with sales of shares of the Trust will affect the price you pay for shares or the amount that the Trust will receive from such sales. Any of the foregoing payments to be made by the Distributor may be made instead by the Administrator out of its own funds, directly or through the Distributor.

     Brokers and dealers may receive different levels of compensation for selling different classes of shares.

Confirmations and Share Certificates

     All purchases of shares will be confirmed and credited to you in an account maintained for you at the Agent in full and fractional shares of the Trust (rounded to the nearest 1/1000th of a share). No share certificates will be issued for Class Y Shares.

     The Trust and the Distributor reserve the right to reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a written plan adopted under the Rule. No payments under the Plan from assets represented by Class Y Shares are authorized.

     The Plan contains provisions designed to protect against any claim against or involving the Trust that some of the expenses which might be considered to be sales-related which the Trust pays or may pay come within the purview of the Rule. The Trust believes that except for payments made with respect to Class A Shares and Class C Shares it is not financing any such activity and does not consider any payment enumerated in such provisions as so financing any such activity. If and to the extent that any payment as specifically listed in the Plan (see the Additional Statement) is considered to be primarily intended to result in or as indirect financing of any activity which is primarily intended to result in the sale of Trust shares, these payments are authorized under the Plan. In addition, if the Administrator, out of its own funds, makes payment for distribution expenses such payments are authorized. See the Additional Statement.

                  HOW TO REDEEM YOUR INVESTMENT

     You may redeem all or any part of your Class Y Shares at the net asset value next determined after acceptance of your redemption request at the Agent. Redemptions can be made by the various methods described below. There is no minimum period for any investment in the Trust, except for shares recently purchased by check, Automatic Investment or Telephone Investment as discussed below. There are no redemption fees or penalties on redemption of Class Y Shares. A redemption may result in a transaction taxable to you.

     For your convenience the Trust offers expedited redemption for Class Y Shares to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of two expedited methods of initiating redemptions. They are available as to shares of any class not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem shares and make payments

          a) to a Financial Institution account you have predesignated or

          b) by check in the amount of $50,000 or less, mailed to you, if your shares are registered in your name at the Trust and the check is sent to your address of record, provided that there has not been a change of your address of record during the 30 days preceding your redemption request. You can make only one request for telephone redemption by check in any 7-day period.

     See "Redemption Payments," below for payment methods. Your name, your account number and your address of record must be supplied.

     To redeem an investment by this method, telephone:

             800-228-4228 toll free or 908-855-5731

     Note: The Trust, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller.
The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls.
You should verify the accuracy of confirmation statements immediately upon receipt.

     2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, by FAX at 908-855-5730 or by mail at 581 Main Street, Woodbridge, NJ 07095-1198, indicating account name(s), account number, amount to be redeemed, and any payment directions, signed by the registered holder(s). Signature guarantees are not required.
See "Redemption Payments," below for payment methods.

     If you wish to use the above procedures you should so elect on the Expedited Redemption section of the Application or the Ready Access Features form and provide the required information concerning your Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Trust. You may change the designated Financial
Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

Regular Redemption Method

     If you own Class Y Shares registered the books of the Trust, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to: Administrative Data Management Corp.,
Attn: Aquilasm Group of Funds, 581 Main
Street, Woodbridge, NJ 07095-1198, containing:

          Account Name(s);

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Trust);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated below.

     For a redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Signature guarantees may be required if sufficient documentation is not on file with the Agent. Additional documentation may be required where shares are held by certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by other than the shareholder of record. If redemption proceeds of $50,000 or less are payable to the record holder and are to be sent to the record address, no signature guarantee is required, except as noted above. In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank, a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program (MSP). A notary public is not an acceptable signature guarantor.


Redemption Payments

     Redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form.
The Trust may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. The Trust has no present intention of making this charge. Upon 30 days' written notice to shareholders, the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, it may charge you a fee for this service.

     The Trust will normally make payment for all shares redeemed on the next business day (see "Net Asset Value
Per Share") following acceptance of the redemption request made in compliance with one of the redemption methods specified above. Except as set forth below, in no event will payment be made more than seven days after acceptance of such a redemption request. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption of shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the Financial Institution on which the purchase check was drawn, or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Trust, that the purchase check or Automatic Investment or Telephone Investment will be honored. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Trust to make payment wholly or partly in cash, the Trust may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     The Trust has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 as a result of shareholder redemptions or failure to meet the minimum investment level under an Automatic Purchase Program. If the Board elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                    AUTOMATIC WITHDRAWAL PLAN

     You may establish an Automatic Withdrawal Plan if you own or purchase shares Class Y Shares of the Trust having a net asset value of at least $5,000.

     Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of shares to make payments under the Automatic Withdrawal Plan will give rise to a gain or loss for tax purposes. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan," and "Dividend and Tax Information" below.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The
Additional Statement lists the Trust's Trustees and officers and provides further information about them.

The Advisory Agreement

     Hawaiian Trust Company, Limited (the "Adviser") supervises the investment program of the Trust and the composition of its portfolio.

     The services of the Adviser are rendered under an Investment Advisory Agreement (the "Advisory Agreement") which provides, subject to the control of the Board of Trustees, for investment supervision and for either keeping the accounting records of the Trust, including the computation of the net asset value per share and the dividends, or, at the Adviser's expense and responsibility, delegating these accounting duties in whole or in part to a company satisfactory to the Trust. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Trust all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Trust and of those Trustees, if any, who are affiliated with the Adviser, provided that if a Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Trust may pay compensation to such Trustee, but at a rate no greater than the rate it pays to its other Trustees. Under the Advisory Agreement, the Trust bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Administration Agreement or by the Trust's Distributor (principal underwriter) are paid by the Trust. The Advisory Agreement lists examples of such expenses borne by the Trust, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Trust and its shares under Federal and State securities laws, interest, taxes and brokerage commissions, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of 0.19 of 1% of such net asset value, provided, however, that for any day that the Trust pays or accrues a fee under the Distribution Plan of the Trust based upon the assets of the Trust, the annual investment advisory fee shall be payable at the annual rate of 0.14 of 1% of such net asset value. Such fees under the Plan commenced July 1, 1992 and since that date the Trust's investment advisory fee has been payable at the annual rate of 0.14 of 1% of such net asset value.

     The Adviser agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of
(i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income.

     The Advisory Agreement contains provisions as to the allocation of the portfolio transactions of the Trust; see the Additional Statement. Under these provisions the Adviser, in making such allocation, is authorized to consider sales of the Trust's shares and sales of shares of certain other investment companies (see "Exchange Privilege" below).

The Administration Agreement

     Under an Administration Agreement (the "Administration Agreement"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Trust and pays all compensation of the Trust's Trustees, officers and employees who are affiliated persons of the Administrator.

     Under the Administration Agreement, subject to the control of the Trust's Board of Trustees, the Administrator provides all administrative services to the Trust other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Trust, and overseeing all relationships between the Trust and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Trust and for the sale, servicing, or redemption of the Trust's shares. See the Additional Statement for a further description of functions listed in the Administration Agreement as part of such duties.

     Under the Administration Agreement, the Trust pays the Administrator, and the Administrator accepts as full compensation for all services rendered thereunder, a fee payable monthly and computed on the net asset value of the Trust at the end of each business day at the annual rate of 0.36 of 1% of such net asset value, provided, however, that for any day that the Trust pays or accrues a fee under the Distribution Plan of the Trust based upon the assets of the Trust, the annual administration fee will be payable at the annual rate of 0.26 of 1% of such net asset value. Such fees under the Distribution Plan commenced July 1, 1992 and since that date the Trust's administration fee is payable at the rate of 0.26 of 1% of such net asset value. The Administrator agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income.

Information about the Adviser,
the Administrator and the Distributor

     The Adviser, a Hawaii corporation organized in 1898, is the largest trust company in the State of Hawaii in terms of assets under administration. As of March 31, 1996 the Adviser had over $12 billion of clients' assets under administration. The Adviser is not authorized to, and does not carry on, a banking business. The Adviser is a wholly-owned subsidiary of Bank of Hawaii, all of whose shares are owned by Bancorp Hawaii, Inc. ("Bancorp") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaii law). Bancorp is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. Bancorp files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection. See the Additional Statement as to the legality, under the Federal banking laws, of the Adviser's acting as the Trust's investment adviser.

     Ms. Lorene Okimoto has been the Trust's portfolio manager since December, 1991. She has been employed by the Adviser as a portfolio manager since 1989 and has been a Vice President of the Adviser since 1993. She was employed by the Bank of Hawaii from 1979 to 1984 and by Bank of Hawaii International Corporation from 1984 to 1988. Ms. Okimoto holds a B.A.
degree from the University of Hawaii.

     The Trust's Administrator is founder and administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money market funds and two equity funds. As of June 30, 1996, these funds had aggregate assets of approximately $2.6 billion, of which approximately $1.9 billion consisted of assets of tax-free municipal bond funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife).
See the Additional Statement for information on Mr. Herrmann.

     For the Trust's fiscal year ended March 31, 1996 fees of $929,291 and $1,725,826, respectively, were paid and/or accrued to the Adviser and to the Administrator under the Advisory Agreement and the Administration Agreement.

     The Distributor currently handles the distribution of the shares of fourteen funds (seven tax-free municipal bond funds, five money market funds and two equity funds) including the Trust. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.


     At the date of this Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned by Mr. Herrmann, will be owned by certain directors and/or officers of the Administrator and/ or the Distributor including Mr. Herrmann.

     The Adviser, the Administrator and the Distributor have entered into non-binding principles of cooperation, with the approval of the Board of Trustees, relating to various matters including suggestion of nominees to the Board of Trustees. In addition, the Trust has entered into separate agreements with the Adviser, the Administrator and the Distributor under which the service providers have respectively agreed not to serve in the same capacities for any mutual fund with the same objectives as the Trust under the circumstances described in these agreements. See the Additional Statement.

                  DIVIDEND AND TAX INFORMATION

Dividends and Distributions

     The Trust will declare all of its net income, as defined below, as dividends on every day, including weekends and holidays, on those shares outstanding for which payment was received by the close of business on the preceding business day. Net income for dividend purposes includes all interest income accrued by the Trust since the previous dividend declaration, including accretion of any original issue discount, less expenses paid or accrued. As such net income will vary, the Trust's dividends will also vary. Dividends and other distributions paid by the Trust with respect to each class of its shares are calculated at the same time and in the same manner. The dividends of each class can vary because each class will bear certain class-specific charges.

      It is the Trust's present policy to pay dividends so that they will be received or credited by approximately the first day of each month. Shareholders may elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features form.

     Redeemed shares continue to earn dividends through and including the earlier of (i) the day before the day on which the redemption proceeds are mailed, wired or transferred by the facilities of the Automated Clearing House by the Agent or paid by the Agent to a selected dealer; or (ii) the third day on which the New York Stock Exchange is open after the day on which the net asset value of the redeemed shares has been determined (see "How To Redeem Your Investment").

     Net investment income includes amounts of income from the Hawaiian Obligations in the Trust's portfolio which are allocated as "exempt-interest dividends." "Exempt-interest dividends" are exempt from regular Federal income tax. The allocation of "exempt-interest dividends" will be made by the use of one designated percentage applied uniformly to all income dividends declared during the Trust's tax year. Such designation will normally be made in the first month after the end of each of the Trust's fiscal years as to income dividends paid in the prior year. It is possible that in certain circumstances, a small portion of the dividends paid by the Trust will be subject to income taxes. During the Trust's fiscal year ended March 31, 1996, 98.69% of the Trust's dividends were "exempt-interest dividends." For the calendar year 1995, 1.18% of the total dividends paid were taxable. (These amounts relate to dividends on Class A Shares; no Class Y Shares were outstanding during that period.) The percentage of income designated as tax-exempt for any particular dividend may be different from the percentage of the Trust's income that was tax-exempt during the period covered by the dividend.

     Distributions ("short-term gains distributions") from net realized short-term gains, if any, and distributions
("long-term gains distributions"), if any, from the excess of net long-term capital gains over net short-term capital losses realized through October 31st of each year and not previously paid out will be paid out after that date; the Trust may also pay supplemental distributions after the end of its fiscal year. If net capital losses are realized in any year, they are charged against capital and not against net investment income which is distributed regardless of gains or losses. The Trust may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from short- and long-term gains distributions (if any) and any other distributions that do not qualify as "exempt-interest dividends," if shareholders do not comply with provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends.

     Unless you request otherwise by letter addressed to the Agent or by filing an appropriate application prior to a given ex-dividend date, dividends and distributions will be automatically reinvested in full and fractional shares of the Trust at net asset value on the record date for the dividend or distribution or other date fixed by the Board of Trustees. An election to receive cash will continue in effect until written notification of a change is received by the Agent. All shareholders, whether their dividends are received in cash or are being reinvested, will receive a monthly account summary indicating the current status of their investment. There is no fixed dividend rate. Corporate shareholders of the Trust are not entitled to any deduction for dividends received from the Trust.

Tax Information

     The following is a brief description of certain federal and State of Hawaii income tax considerations with respect to the Trust and investment therein. There can be no assurance that such considerations will not be altered by future changes in the law or administrative interpretations. In addition you may be subject to local taxes or to tax in a state other than Hawaii. These taxes are not described herein and may differ from the taxes imposed under federal and Hawaii law.

     The Trust qualified during its last fiscal year as a "regulated investment company" under the Code, and intends to continue to so qualify. If it does so qualify, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. However, the Code contains a number of complex tests relating to such qualification and it is possible although not likely that the Trust might not meet one or more of these tests in any particular year. If it does not so qualify, it would be treated for tax purposes as an ordinary corporation, would receive no tax deduction for payments made to shareholders and would be unable to pay dividends or distributions which would qualify as "exempt-interest dividends" or "capital gains dividends," as discussed below.

     The Trust intends to qualify during each fiscal year under the Code to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends which are derived from net income earned by the Trust on Hawaiian Obligations will be excludable from gross income of the shareholders for regular Federal income tax purposes. Capital gains dividends are not included in exempt-interest dividends. Although "exempt-interest dividends" are not taxed, each taxpayer must report the total amount of tax-exempt interest (including exempt-interest dividends from the Trust) received or acquired during the year.

     The Omnibus Budget Reconciliation Act of 1993 requires that either gains realized by the Trust on the sale of municipal obligations acquired after April 30, 1993 at a price which is less than face or redemption value be included as ordinary income to the extent such gains do not exceed such discount or that the discount be amortized and included ratably in taxable income. There is an exception to the foregoing treatment if the amount of the discount is less than 0.25% of face or redemption value multiplied by the number of years from acquisition to maturity. The Trust will report such ordinary income in the years of sale or redemption rather than amortize the discount and report it ratably. To the extent the resultant ordinary taxable income is distributed to shareholders, it will be taxable to them as ordinary income.

     Capital gains dividends (net long-term gains over net short-term losses which the Trust distributes and so designates) are reportable by shareholders as long-term capital gains. This is the case whether the shareholder takes the distribution in cash or elects to have the distribution reinvested in Trust shares and regardless of the length of time the shareholder has held his or her shares. Capital gains are taxed at the same rates as ordinary income, except that for individuals, trusts and estates the maximum tax rate on capital gains distributions is 28% even if the applicable rate on ordinary income for such taxpayers is higher than 28%.

     Short-term gains, when distributed, are taxed to shareholders as ordinary income. Capital losses of the Trust are not distributed but carried forward by the Trust to offset gains in later years and thereby lessen the later-year capital gains dividends and amounts taxed to shareholders.

     The Trust's gains or losses on sales of Obligations will be long-term or short-term depending upon the length of time the Trust has held such Obligations. Capital gains and losses of the Trust will also include gains and losses on Futures and Options, if any, including gains and losses actually realized on sales and exchanges and gains and losses deemed to be realized. Those deemed to be realized are on Futures and Options held by the Trust at year-end, which are "marked to the market," that is, deemed sold for fair market value. Net gains or losses realized and deemed realized on Futures and Options will be reportable by the Trust as long-term to the extent of 60% of the gains or losses and short-term to the extent of 40% regardless of the actual holding period of such investments.

     Information as to the tax status of the Trust's dividends and distributions will be mailed to shareholders annually.

     Under the Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Trust may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal
Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Trust may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. The receipt of exempt-interest dividends from the Trust by an individual shareholder may result in some portion of any social security payments or railroad retirement benefits received by the shareholder or the shareholder's spouse being included in taxable income.

     Persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds or private activity bonds should consult their own tax advisers before purchasing shares.

     While interest from all Hawaiian Obligations is tax-exempt for purposes of computing the shareholder's regular tax, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax. Whether or not that computation will result in a tax will depend on the entire content of the taxpayer's return. The Trust will not invest in the types of Hawaiian Obligations which would give rise to interest that would be subject to alternative minimum taxation if more than 20% of its net assets would be so invested, and may refrain from investing in that type of bond completely. The 20% limit is a fundamental policy of the Trust.

     Corporate shareholders must add to or subtract from alternative minimum taxable income, as calculated before taking into consideration this adjustment, 75% of the difference between what is called adjusted current earnings (essentially current earnings and profits) and alternative minimum taxable income, as previously calculated. Since tax-exempt bond interest is included in earnings and profits and therefore in adjusted current earnings, this adjustment will tend to make it more likely that corporate shareholders will be subject to the alternative minimum tax.

     As of the date of the Prospectus, Congress is considering a number of changes affecting taxation. It is not possible to predict which, if any, of such changes will become law.

Tax Effects of Redemptions

     Normally, when you redeem shares of the Trust you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption and the amount you paid for the shares. The gain or loss will be long-term if you held the redeemed shares for over a year, and short-term if for a year or less. However, if shares held for six months or less are redeemed and you have a loss, two special rules apply: the loss is reduced by the amount of exempt-interest dividends, if any, which you received on the redeemed shares, and any loss over and above the amount of such exempt-interest dividends is treated as a long-term loss to the extent you have received capital gains dividends on the redeemed shares.

Hawaiian Tax Information

     The Trust, and dividends and distributions made by the Trust to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaiian law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaiian income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaiian income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial services loan companies, financial corporations, and small business investment companies.

     Persons or entities who are not Hawaii residents should not be subject to Hawaiian income taxation on dividends and distributions made by the Trust but may be subject to other state and local taxes.

                       EXCHANGE PRIVILEGE

     There is an exchange privilege as set forth below among this Trust and certain tax-free municipal bond funds and two equity funds (the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Administrator and Distributor as the Trust. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila-sponsored Bond or Equity Funds are this Trust, Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund. At the date of this Prospectus, the Aquila-sponsored Money-Market Funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free
Cash Assets Trust (Original Shares), Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares) and
Churchill Cash Reserves Trust.

     Class Y Shares of the Trust may be exchanged only for Class Y Shares of the Bond or Equity Funds or for shares of a Money-Market Fund.

     Under the Class Y exchange privilege, once Class Y
Shares of any Bond or Equity Fund have been purchased, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times between Money-Market Funds and Class Y Shares of the Bond or Equity Funds without the payment of any sales charge.

     The "Class Y Eligible Shares" of any Bond or Equity Fund are those shares which were (a) acquired by direct purchase including by exchange by an institutional investor from a Money-Market Fund, or which were received in exchange for Class Y Shares another Bond or Equity Fund; or (b) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class Y Eligible Shares. Shares of a Money-Market Fund not acquired in exchange for Class
Y Eligible Shares of a Bond or Equity Fund can be exchanged for Class Y Shares of a Bond or Equity Fund only by persons eligible to make an initial purchase of Class Y Shares.


     This Trust, as well as the Money-Market Funds and other Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (iii) the ownership of the accounts from which and to which the exchange is made are identical.

     The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange telephone:

             800-228-4228 toll free or 908-855-5731

     Note: The Trust, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller.
The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls.
You should verify the accuracy of confirmation statements immediately upon receipt.

     Exchanges of Class Y Shares will be effected at the relative net asset values of the Class Y Shares being exchanged next determined after receipt by the Agent of your exchange request. Prices for exchanges are determined in the same manner as for purchases of the Trust's shares. See "How to Invest in the Trust."

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period
(see the Additional Statement); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free Money-Market Fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Treasuries Cash Assets Trust (which invests in U.S. Treasury obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond fund or a tax-free money-market fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Performance

     Advertisements, sales literature and communications to shareholders may contain various measures of the Trust's performance including current yield, taxable equivalent yield, various expressions of total return, current distribution rate and taxable equivalent distribution rate.

     Average annual total return figures, as prescribed by the Securities and Exchange Commission, represent the average annual percentage change in value of a hypothetical $1,000 purchase, invested at the maximum public offering price (offering price includes any applicable sales charge) for 1- and 5-year periods and for a period since the inception of the Trust, to the extent applicable, through the end of such periods, assuming reinvestment (without sales charge) of all distributions. The Trust may also furnish total return quotations for other periods or based on investments at various applicable sales charge levels or at net asset value. For such purposes total return equals the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. See the Additional Statement.

     Current yield reflects the income per share earned by each of the Trust's portfolio investments; it is calculated by (i) dividing the Trust's net investment income per share during a recent 30-day period by (ii) the maximum public offering price on the last day of that period and by (iii) annualizing the result. Taxable equivalent yield shows the yield from a taxable investment that would be required to produce an after-tax yield equivalent to that of the Trust, which invests in tax-exempt obligations. It is computed by dividing the tax-exempt portion of the Trust's yield (calculated as indicated) by one minus a stated income tax rate and by adding the product to the taxable portion (if any) of the Trust's yield. See the Additional Statement.

     Current yield and taxable equivalent yield, which are calculated according to a formula prescribed by the Securities and Exchange Commission (see the Additional Statement), are not indicative of the dividends or distributions which were or will be paid to the Trust's shareholders. Dividends or distributions paid to shareholders are reflected in the current distribution rate or taxable equivalent distribution rate which may be quoted to shareholders. The current distribution rate is computed by (i) dividing the total amount of dividends per share paid by the Trust during a recent 30-day period by (ii) the current maximum offering price and by (iii) annualizing the result. A taxable equivalent distribution rate shows the taxable distribution rate that would be required to produce an after-tax distribution rate equivalent to the Trust's distribution rate (calculated as indicated above). The current distribution rate, unlike yield figures, is not limited to investment performance, but takes into account expenses as well; it also differs from the current yield computation because it could include distributions to shareholders from sources, if any, other than dividends and interest, such as short-term capital gains or return of capital. If distribution rates are quoted in advertising, they will be accompanied by calculations of current yield in accordance with the formula of the Securities and Exchange Commission.

     In each case performance figures are based upon past performance, reflect as appropriate all recurring charges against the Trust's income net of fee waivers and reimbursement of expenses, if any, and will assume the payment of the maximum sales charge, if any, on the purchase of shares, but not on reinvestment of income dividends . The investment results of the Trust, like all other investment companies, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what the Trust's yield, tax equivalent yield, distribution rate, taxable equivalent distribution rate or total return may be in any future period. The annual report of the Trust contains additional performance information that will be made available upon request and without charge.


Description of the Trust and its Shares

     The Trust is an open-end, non-diversified management investment company organized in 1984 as a Massachusetts business trust. (See "Investment of the Trust's Assets" for further information about the Trust's status as "non-diversified"). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share of its class; shares of the respective classes represent proportionate interests in the Trust in accordance with their respective net asset values. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Trust's classes at that time. All shares are presently divided into three classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

     The other two classes of shares of the Trust are Front-Payment Class Shares ("Class A Shares") and Level-Payment
Class Shares ("Class C Shares"), which are fully described in a separate prospectus that can be obtained by calling the Trust at 800-228-4227.

     The primary distinction among the Trust's three classes of shares lies in their different sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All three classes represent interests in the same portfolio of Hawaiian Obligations and have the same rights, except that each class bears the separate expenses, if any, of its Distribution Plan and has exclusive voting rights with respect to its Plan. There are no Distribution fees with respect to Class Y Shares.

     Dividends and other distributions paid by the Trust with respect to shares of each class are calculated in the same manner and at the same time, but may differ depending upon the distribution and service fees, if any, and other class-specific expenses borne by each class.

     The Trust's Distribution Plan has three parts. In addition to the defensive provisions described above, Parts I and II of the Plan authorize payments, to certain "Qualified Recipients," out of the Trust's assets allocable to the Class A Shares and Class C Shares, respectively. See the Additional Statement. The Trust has also adopted a Shareholder Services Plan under which the Trust is authorized to make certain payments out of the Trust's assets allocable to the Class C Shares. See the Additional Statement.


Ownership of Shares of the Trust

      Of the shares of the Trust outstanding on July 2, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ, held of record 8,982,087 shares (15.4%), all of which were Class A Shares. The Trust's management is not aware of any other person beneficially owning more than 5% of its outstanding shares as of such date. On the basis of information received from the holder, the Trust's management believes that all of the shares indicated are held for the benefit of clients.


Voting Rights

     At any meeting of shareholders, shareholders are entitled to one (1) vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust, except that the Trust's Board of Trustees may change the name of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or
(ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

                   APPLICATION FOR HAWAIIAN TAX-FREE TRUST
                           FOR CLASS Y SHARES ONLY
               PLEASE COMPLETE STEPS 1 THROUGH 4 AND MAIL TO:
                     ADM, ATTN: AQUILASM GROUP OF FUNDS
                 581 MAIN STREET, WOODBRIDGE, NJ 07095-1198
                            Tel.# 1-800-228-4228

STEP 1
A. ACCOUNT REGISTRATION

___Individual Use line 1
___Joint Account*   Use lines 1&2
___For a Minor Use line 3
___For Trust, Corporation, Partnership or other Entity Use line 4
* Joint Accounts will be Joint Tenants with rights of survivorship unless otherwise specified.
** Uniformed Gifts/Transfers to Minors Act.

Please type or print name exactly as account is to be registered
1.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
2.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
3.________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name
Custodian for ____________________________________________________
                   Minor's First Name   Middle Initial   Last Name
Under the ___________UGTMA** _____________________________________
         Name of State       Minors Social Security Number
4. ____________________________________________________
   ____________________________________________________
(Name of Corporation or Partnership. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)
___________________________________________________________________
        Tax I.D. Number    Authorized Individual          Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

____________________________________________________
  Street or PO Box                           City
_______________________________(______)______________
  State           Zip          Daytime Phone Number

Occupation:________________________Employer:________________________

Employer's Address:__________________________________________________
                   Street Address:               City  State  Zip
Citizen or resident of: ___ U.S. ___ Other Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)

C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by Dealer or Broker)

_______________________   _____________________________
Dealer Name                           Branch Number
  _______________________   _____________________________
Street Address                   Rep. Number/Name
_______________________   (_______)_____________________
  City    State    Zip     Area Code        Telephone


STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

Indicate Method of Payment (For either method, make check payable to: HAWAIIAN TAX-FREE TRUST)

___Initial Investment  $ ______________ (Minimum investment $1,000)

___Automatic Investment $______________ (Minimum $50)

For Automatic Investment of at least $50 per month, you must complete Step 3, Section A, Step 4, Sections A & B and ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

B. DISTRIBUTIONS

All income dividends and capital gains distributions are automatically reinvested in additional shares at Net Asset Value unless otherwise indicated below.

Dividends are to be:___ Reinvested  ___Paid in cash*
Capital Gains Distributions are to be: ___ Reinvested ___ Paid in cash*
    * For cash dividends, please choose one of the following options:

___ Deposit directly into my/our Financial Institution account.
    ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank, savings bank or credit union.)

___ Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your Hawaiian Tax-Free Trust account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________
  (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

B. TELEPHONE INVESTMENT
(Check appropriate box)
___ Yes ___ No


    This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Trust toll-free at 1-800-437-1000. To establish this program, please complete Step 4, Sections A & B of this Application. (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

C. AUTOMATIC WITHDRAWAL PLAN
(Minimum investment $5,000)

Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
(Check appropriate box)
___ Yes ___ No

    Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, Administrative Data Management Corp. (the Agent) is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

Dollar Amount of each withdrawal $ ______________beginning________________ .
                                   Minimum: $50             Month/Year
Payments to be made: ___ Monthly or ___ Quarterly

    Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
Financial Institution name, address and your account number.
_______________________________     ______________________________________
First Name Middle Initial Last Name   Financial Institution Name
_______________________________     ______________________________________
  Street                             Financial Institution Street Address
_______________________________     ______________________________________
 City   State Zip                   City   State Zip

                                     ____________________________________
                                     Financial Institution Account Number

D. TELEPHONE EXCHANGE
 (Check appropriate box)
___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquila SM Group of Funds by telephone. The Agent is authorized to accept and act upon my/our or any other persons telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense,claim or loss, including reasonable costs and attorneys fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.

E. EXPEDITED REDEMPTION
(Check appropriate box)
___ Yes ___ No

The proceeds will be deposited to your Financial Institution account listed.

    Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this
Trust account is registered.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).
_______________________________   ____________________________________
  Account Registration            Financial Institution Account Number
_______________________________   ____________________________________
  Financial Institution Name      Financial Institution Transit/Routing
                                                                Number
_______________________________   ____________________________________
  Street                            City   State Zip


STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, Administrative Data Management Corp., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service.
I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number _______________________________________

Name and Address where my/our account is maintained

Name of Financial Institution______________________________________________

Street Address_____________________________________________________________

City___________________________________________State _________ Zip ________
Name(s) and Signature(s) of Depositor(s) as they appear where account is registered

______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)

______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)

                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated
  Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.

STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

- I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

- The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number;
  name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S.
  for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*
__________________________     ____________________________     _________
Individual (or Custodian)      Joint Registrant, if any            Date
__________________________     ____________________________     _________
Corporate Officer, Partner,    Title                               Date
Trustee, etc.

* For Trust, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment,
  Expedited Redemption and Direct Deposit of Dividends) are effective
  15 days after this form is received in good order by the Trusts Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.

BANKING INFORMATION

- If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-228-4227 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan
   (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

2. Certificates will not be issued for shares of the Trust purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Trust. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Trust at Net Asset Value without a sales charge.

4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the last business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the
     Planholder on written notification to the Agent. The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Trust) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Trust's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Trust. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Trust, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Trust, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10.Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

INVESTMENT ADVISER
Hawaiian Trust Company, Limited
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Sherri Foster, Senior Vice President
William C. Wallace, Senior Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
Administrative Data Management Corp.
581 Main Street
Woodbridge, New Jersey 07095-1104

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, New York 10154

LEGAL COUNSEL
Hollyer Brady Smith Troxell
 Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

TABLE OF CONTENTS

Highlights                              2
Table of Expenses                       4
Financial Highlights                    5
Introduction                            6
Investment Of The Trust's Assets        6
Investment Restrictions                12
Net Asset Value Per Share              13
How To Invest In The Trust             13
How To Redeem Your Investment          16
Automatic Withdrawal Plan              18
Management Arrangements                19
Dividend And Tax Information           21
Exchange Privilege                     25
General Information                    26
Application


HAWAIIAN
TAX-FREE TRUST

A TAX-FREE
INCOME INVESTMENT

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PROSPECTUS

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ONE OF THE
AQUILASM GROUP OF FUNDS